UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5972

Name of Registrant:	Vanguard International Equity Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

Item 1:	Schedule of Investments

Vanguard Pacific Stock Index Fund
Schedule of Investments
July 31, 2006

	Shares	Market Value ($000)

Common Stocks (99.6%)

Australia (16.4%)
BHP Billiton Ltd.	9,992,761	211,175
Commonwealth Bank of Australia	3,688,498	126,597
National Australia Bank Ltd.	4,586,386	125,729
Australia & New Zealand Bank Group Ltd.	5,237,154	101,167
Westpac Banking Corp., Ltd.	5,241,790	88,197
Westfield Group	4,256,043	60,007
Woolworths Ltd.	3,331,845	48,648
^ Rio Tinto Ltd.	818,196	46,640
Woodside Petroleum Ltd.	1,336,238	43,962
QBE Insurance Group Ltd.	2,273,419	38,399
AMP Ltd.	5,351,894	36,939
^ Macquarie Bank Ltd.	695,633	32,962
Coles Myer Ltd.	3,393,871	29,561
Wesfarmers Ltd.	1,082,011	29,336
Rinker Group Ltd.	2,622,930	26,274
Foster's Group Ltd.	5,764,106	23,790
Suncorp-Metway Ltd.	1,584,426	23,487
^ Brambles Industries Ltd.	2,791,494	23,243
CSL Ltd.	519,821	21,052
Stockland	3,860,145	20,232
GPT Group	5,550,990	19,227
Australian Gas Light Co., Ltd.	1,306,787	19,047
Insurance Australia Group Ltd.	4,565,158	18,190
Macquarie Goodman Group	3,887,347	17,783
^ Telstra Corp. Ltd.	6,054,351	17,706
^ Tabcorp Holdings Ltd.	1,502,724	17,691
^ Toll Holdings Ltd.	1,500,096	16,430
Alumina Ltd.	3,331,207	16,246
Orica Ltd.	893,657	16,044
Santos Ltd.	1,700,975	15,039
Macquarie Infrastucture Group	7,085,446	14,741
Newcrest Mining Ltd.	952,062	13,995
Origin Energy Ltd.	2,269,136	13,130
Amcor Ltd.	2,520,275	13,087
^ Australian Stock Exchange Ltd.	500,080	12,540
Centro Properties Group	2,349,484	12,498
^ Transurban Group	2,284,606	12,383
AXA Asia Pacific Holdings Ltd.	2,488,477	12,104
Zinifex Ltd.	1,403,258	11,378
Lend Lease Corp.	1,027,211	11,218
BlueScope Steel Ltd.	2,014,755	10,577
Boral Ltd.	1,677,207	9,681
^ Aristocrat Leisure Ltd.	1,003,641	9,275
DB RREEF Trust	7,502,246	8,911
John Fairfax Holdings Ltd.	2,671,424	8,204
Mirvac Group	2,501,675	8,182
Coca-Cola Amatil Ltd.	1,497,804	7,855
Computershare Ltd.	1,282,273	7,721
Investa Property Group	4,371,187	7,670
Sonic Healthcare Ltd.	757,326	7,332
Caltex Australia Ltd.	385,369	7,216
James Hardie Industries NV	1,324,151	7,093
CSR Ltd.	2,599,624	6,756
Cochlear Ltd.	156,146	6,354
WorleyParsons Ltd.	411,521	6,330
Qantas Airways Ltd.	2,700,184	6,309
^ Perpetual Trustees Australia Ltd.	116,115	6,211
Alinta Ltd.	748,552	5,931
Babcock & Brown Ltd.	396,374	5,873
Leighton Holdings Ltd.	397,070	5,869
Macquarie Office Trust	5,467,199	5,737
CFS Gandel Retail Trust	3,862,572	5,505
Billabong International Ltd.	473,950	5,251
Publishing & Broadcasting Ltd.	385,155	5,048
Lion Nathan Ltd.	837,366	5,043
Multiplex Group	1,791,685	4,894
^ ABC Learning Centres Ltd.	1,013,654	4,877
Downer EDI Ltd.	843,829	4,845
^ OneSteel Ltd.	1,619,727	4,841
* Goodman Fielder Ltd.	3,014,591	4,651
Macquarie Airports Group	1,898,938	4,477
Commonwealth Property Office Fund	4,169,807	4,395
Symbion Health Ltd.	1,833,753	4,315
Macquarie Communications Infrastructure Group	903,679	4,202
^* Paladin Resources Ltd.	1,209,875	4,201
Harvey Norman Holdings Ltd.	1,506,414	3,959
^ Unitab Ltd.	343,934	3,874
* Mayne Pharma Ltd.	1,805,919	3,805
ING Industrial Fund	2,253,491	3,728
Iluka Resources Ltd.	663,620	3,545
^ Paperlinx Ltd.	1,265,319	3,335
^ APN News & Media Ltd.	807,385	3,114
Ansell Ltd.	454,653	2,921
Challenger Financial Services Group Ltd.	1,164,898	2,695
Futuris Corp., Ltd.	1,751,158	2,679
Pacific Brands Ltd.	1,435,251	2,560
^ DCA Group Ltd.	1,218,145	2,242
* Sydney Roads Group	2,353,885	1,858

		1,719,821

Hong Kong (5.2%)
Hutchison Whampoa Ltd.	6,098,220	55,707
Cheung Kong Holdings Ltd.	4,307,092	46,668
Sun Hung Kai Properties Ltd.	3,922,924	41,247
CLP Holdings Ltd.	5,167,499	30,650
Hang Seng Bank Ltd.	2,187,466	27,945
Swire Pacific Ltd. A Shares	2,661,300	27,659
Hong Kong & China Gas Co., Ltd.	10,244,217	23,181
Boc Hong Kong Holdings Ltd.	10,585,300	21,529
Esprit Holdings Ltd.	2,779,500	21,187
Hong Kong Exchanges & Clearing Ltd.	3,045,000	19,796
Hong Kong Electric Holdings Ltd.	3,969,700	18,903
Bank of East Asia Ltd.	4,107,073	16,970
* Foxconn International Holdings Ltd.	5,982,471	13,909
Wharf Holdings Ltd.	3,505,914	13,035
* Link REIT	6,121,500	12,856
New World Development Co., Ltd.	7,299,146	12,493
Li & Fung Ltd.	5,552,450	11,641
Henderson Land Development Co. Ltd.	2,082,324	11,415
Hang Lung Properties Ltd.	5,285,300	10,441
MTR Corp.	3,931,200	10,061
Shangri-La Asia Ltd.	3,626,962	7,459
* Hutchison Telecommunications International Ltd.	4,063,673	7,080
PCCW Ltd.	10,589,769	6,682
Sino Land Co.	3,706,400	6,249
Cathay Pacific Airways Ltd.	2,913,600	5,223
Hopewell Holdings Ltd.	1,802,800	5,139
Hysan Development Co., Ltd.	1,813,811	5,102
Television Broadcasts Ltd.	814,320	4,984
Melco International Development Corp.	2,106,000	4,631
Wing Hang Bank Ltd.	502,509	4,609
Kingboard Chemical Holdings Ltd.	1,571,500	4,605
Kerry Properties Ltd.	1,384,227	4,562
Cheung Kong Infrastructure Holdings Ltd.	1,292,600	4,013
Techtronic Industries Co., Ltd.	2,940,500	3,964
Yue Yuen Industrial (Holdings) Ltd.	1,389,900	3,889
Shun Tak Holdings Ltd.	2,663,382	3,432
Johnson Electric Holdings Ltd.	4,184,100	2,934
ASM Pacific Technology Ltd.	497,500	2,501
Orient Overseas International Ltd.	621,724	2,457
Giordano International Ltd.	4,267,600	2,270
Solomon Systech International Ltd.	5,683,314	1,384
Texwinca Holdings Ltd.	1,692,000	1,087

		541,549

Japan (75.0%)
Toyota Motor Corp.	8,265,843	435,890
Mitsubishi UFJ Financial Group	24,641	345,845
Mizuho Financial Group, Inc.	27,486	231,540
Sumitomo Mitsui Financial Group, Inc.	16,999	181,391
Takeda Pharmaceutical Co. Ltd.	2,545,220	164,349
Honda Motor Co., Ltd.	4,463,800	147,243
Canon, Inc.	3,052,499	146,005
Sony Corp.	2,866,064	129,820
Matsushita Electric Industrial Co., Ltd.	5,616,975	116,868
Nomura Holdings Inc.	5,064,100	90,266
Tokyo Electric Power Co.	3,291,310	88,581
Millea Holdings, Inc.	4,200	81,373
Seven and I Holdings Co., Ltd.	2,312,240	80,974
Mitsubishi Corp.	3,860,100	79,352
NTT DoCoMo, Inc.	53,592	77,882
Nippon Telegraph and Telephone Corp.	14,869	77,365
East Japan Railway Co.	9,733	72,563
Nissan Motor Co., Ltd.	6,470,820	69,737
Nippon Steel Corp.	17,538,000	68,398
Mitsubishi Estate Co., Ltd.	3,247,000	67,429
Mitsui & Co., Ltd.	4,417,600	66,718
Shin-Etsu Chemical Co., Ltd.	1,113,400	64,666
JFE Holdings, Inc.	1,597,000	63,945
Orix Corp.	244,498	63,936
Astellas Pharma Inc.	1,559,798	62,047
Hitachi Ltd.	9,643,000	61,301
Daiichi Sankyo Co., Ltd.	2,098,236	57,817
Toshiba Corp.	8,287,000	53,705
T & D Holdings, Inc.	668,350	53,193
Nintendo Co.	283,700	53,083
Denso Corp.	1,517,500	52,196
Komatsu Ltd.	2,572,000	51,907
Mitsui Fudosan Co., Ltd.	2,396,540	50,995
Kansai Electric Power Co., Inc.	2,203,000	50,801
Central Japan Railway Co.	4,486	49,740
Japan Tobacco, Inc.	12,873	49,463
Sharp Corp.	2,860,000	48,441
Fuji Photo Film Co., Ltd.	1,398,600	47,060
Sumitomo Metal Industries Ltd.	11,685,000	46,798
KDDI Corp.	6,967	45,329
Chubu Electric Power Co.	1,795,600	43,626
Mitsubishi Electric Corp.	5,527,000	43,525
Sumitomo Corp.	3,041,000	43,238
Fanuc Co., Ltd.	513,800	42,921
Hoya Corp.	1,221,300	42,796
Fujitsu Ltd.	5,329,000	41,403
Resona Holdings Inc.	13,016	40,884
Mitsui Sumitomo Insurance Co.	3,462,552	40,879
Daiwa Securities Group Inc.	3,618,850	40,550
Itochu Corp.	4,308,000	38,937
^ Softbank Corp.	2,112,618	38,880
Aeon Co., Ltd.	1,660,200	38,822
Ricoh Co.	1,917,386	38,716
Murata Manufacturing Co., Ltd.	580,055	38,462
Sumitomo Trust & Banking Co., Ltd.	3,587,204	38,182
Kyocera Corp.	465,200	38,079
Mitsubishi Heavy Industries Ltd.	9,167,000	37,589
Kao Corp.	1,414,661	36,789
Asahi Glass Co., Ltd.	2,715,200	34,855
Nitto Denko Corp.	472,200	34,372
Sumitomo Chemical Co.	4,263,000	33,712
Kirin Brewery Co., Ltd.	2,256,048	33,564
Eisai Co., Ltd.	721,200	33,388
Sompo Japan Insurance Inc.	2,401,000	32,503
Toray Industries, Inc.	3,807,740	32,056
Tokyo Gas Co., Ltd.	6,431,000	32,033
NEC Corp.	5,806,812	32,005
Bridgestone Corp.	1,743,859	31,811
Tokyo Electron Ltd.	465,030	29,632
Kubota Corp.	3,203,000	29,500
Secom Co., Ltd.	601,000	29,357
Dai-Nippon Printing Co., Ltd.	1,799,741	28,395
Nikko Securities Co., Ltd.	2,369,753	28,332
TDK Corp.	361,900	28,250
Nippon Oil Corp.	3,560,479	27,986
Bank of Yokohama Ltd.	3,424,000	27,511
Sumitomo Realty & Development Co.	1,090,000	27,173
Sumitomo Electric Industries Ltd.	2,062,700	27,091
Rohm Co., Ltd.	305,900	26,114
Tohoku Electric Power Co.	1,222,600	25,735
Kyushu Electric Power Co., Inc.	1,085,000	25,367
Daiwa House Industry Co., Ltd.	1,543,000	25,194
Keyence Corp.	107,858	24,667
Shinsei Bank, Ltd.	3,885,046	24,291
Kobe Steel Ltd.	8,020,095	24,271
Yamada Denki Co., Ltd.	237,916	23,241
Toyoda Automatic Loom Works Ltd.	559,400	22,705
* Inpex Holdings, Inc.	2,361	22,282
Nidec Corp.	309,900	22,082
Advantest Corp.	228,268	22,018
Sumitomo Metal Mining Co.	1,556,000	21,987
Daikin Industries Ltd.	679,200	21,953
Asahi Kasei Corp.	3,507,000	21,850
Marubeni Corp.	4,066,000	21,649
Sekisui House Ltd.	1,521,858	21,638
Chiba Bank Ltd.	2,177,000	21,345
Nippon Mining Holdings Inc.	2,496,000	21,201
Mitsubishi Chemical Holdings Corp.	3,357,000	21,135
Shiseido Co., Ltd.	1,033,000	20,648
Mitsui OSK Lines Ltd.	3,103,000	20,521
West Japan Railway Co.	4,863	20,358
Credit Saison Co., Ltd.	464,700	20,173
Ajinomoto Co., Inc.	1,766,000	19,893
SMC Corp.	154,200	19,782
Mitsui Trust Holding Inc.	1,768,400	19,467
Osaka Gas Co., Ltd.	5,755,000	19,466
Nippon Yusen Kabushiki Kaisha Co.	2,991,000	19,307
Olympus Corp.	660,984	19,071
Tokyu Corp.	3,057,000	19,009
Shizuoka Bank Ltd.	1,648,000	18,783
Ibiden Co., Ltd.	384,000	18,604
Toppan Printing Co., Ltd.	1,601,000	18,450
Yahoo Japan Corp.	43,228	18,319
Sega Sammy Holdings Inc.	526,732	17,506
* Konica Minolta Holdings, Inc.	1,370,000	17,495
Terumo Corp.	482,900	17,465
Electric Power Development Co., Ltd.	452,840	16,944
Chugai Pharmaceutical Co., Ltd.	800,100	16,515
NTT Data Corp.	3,615	16,462
Shionogi & Co., Ltd.	855,000	16,233
Omron Corp.	642,000	16,193
Aisin Seiki Co., Ltd.	548,538	16,000
Yamato Holdings Co., Ltd.	1,075,000	15,883
JS Group Corp.	762,808	15,709
Takefuji Corp.	316,160	15,530
Asahi Breweries Ltd.	1,059,800	15,496
Dentsu Inc.	5,165	15,218
^ Nikon Corp.	848,440	15,067
Kinki Nippon Railway Co.	4,633,150	14,571
Nippon Electric Glass Co., Ltd.	641,218	14,355
Sumitomo Heavy Industries Ltd.	1,640,000	14,274
Yamaha Motor Co., Ltd.	531,200	13,889
Toyota Tsusho Corp.	562,148	13,759
Teijin Ltd.	2,387,000	13,489
Daito Trust Construction Co., Ltd.	240,191	13,076
Casio Computer Co.	656,300	12,994
Leopalace21 Corp.	365,800	12,836
Fujikura Ltd.	1,023,000	12,799
Office Building Fund of Japan Inc.	1,296	12,796
Marui Co., Ltd.	895,000	12,792
Hokkaido Electric Power Co., Ltd.	524,161	12,707
Hokuhoku Financial Group, Inc.	3,317,000	12,563
Fast Retailing Co., Ltd.	151,900	12,398
OJI Paper Co., Ltd.	2,133,740	12,396
^ Bank of Fukuoka, Ltd.	1,650,000	12,314
JSR Corp.	511,600	12,075
Showa Denko K.K	2,949,000	12,070
Ohbayashi Corp.	1,860,000	12,051
Joyo Bank Ltd.	1,950,000	11,956
Mitsubishi Rayon Co., Ltd.	1,548,000	11,791
Furukawa Electric Co.	1,814,000	11,771
^ Odakyu Electric Railway Co.	1,788,000	11,607
Nippon Express Co., Ltd.	2,275,000	11,602
Kuraray Co., Ltd.	1,039,500	11,478
Mitsui Chemicals, Inc.	1,809,000	11,379
Sekisui Chemical Co.	1,311,000	11,346
^ Tobu Railway Co., Ltd.	2,332,000	11,329
^ Kawasaki Heavy Industries Ltd.	3,686,000	11,245
Mitsubishi Gas Chemical Co.	1,106,000	11,169
Amada Co., Ltd.	1,048,000	11,156
Hirose Electric Co., Ltd.	86,000	11,110
^ Mitsubishi Materials Corp.	2,781,000	11,073
^ Seiko Epson Corp.	393,400	11,032
^* Elpida Memory Inc.	271,600	10,897
Kajima Corp.	2,568,000	10,826
Matsushita Electric Works, Ltd.	965,000	10,764
Promise Co., Ltd.	232,000	10,417
NGK Spark Plug Co.	493,682	10,348
JTEKT Corp.	545,923	10,217
Makita Corp.	309,900	10,196
Nippon Paper Group, Inc.	2,528	10,090
Sapporo Hokuyo Holdings, Inc.	856	10,036
JGC Corp.	592,000	9,848
NGK Insulators Ltd.	765,000	9,834
Keio Electric Railway Co., Ltd.	1,564,000	9,802
Taiheiyo Cement Corp.	2,589,000	9,755
Yamaha Corp.	501,000	9,743
NSK Ltd.	1,258,000	9,667
Takashimaya Co.	789,972	9,564
Ishikawajima-Harima Heavy Industries Co.	3,345,000	9,454
Nissin Food Products Co., Ltd.	255,000	9,365
Citizen Watch Co., Ltd.	1,087,200	9,328
Acom Co., Ltd.	205,260	9,322
Mitsui Mining & Smelting Co., Ltd.	1,635,000	9,319
Toyo Seikan Kaisha Ltd.	464,600	9,220
Taisei Corp.	2,734,000	9,179
^* Sanyo Electric Co., Ltd.	4,541,000	9,175
Stanley Electric Co.	430,100	9,158
Shimizu Corp.	1,687,000	9,037
Taisho Pharmaceutical Co.	457,000	9,014
Trend Micro Inc.	273,500	8,980
THK Co., Inc.	335,600	8,957
Tokuyama Corp.	671,000	8,924
MEDICEO Holdings Co., Ltd.	476,482	8,907
Rakuten, Inc.	18,553	8,844
Tokyu Land Corp.	1,142,000	8,782
Aiful Corp.	223,200	8,780
Nomura Research Institute, Ltd.	64,148	8,606
SBI Holdings, Inc.	21,847	8,600
Isetan Co.	543,800	8,566
Tanabe Seiyaku Co., Ltd.	652,000	8,556
Namco Bandai Holdings Inc.	594,100	8,551
^ Keihin Electric Express Railway Co., Ltd.	1,205,000	8,515
^ NTN Corp.	1,125,000	8,498
Toho Co., Ltd.	405,800	8,489
Sankyo Co., Ltd.	153,800	8,455
Gunma Bank Ltd.	1,084,000	8,438
NOK Corp.	321,400	8,416
^ Kawasaki Kisen Kaisha Ltd.	1,442,000	8,389
^ ToneGeneral Sekiyu K.K	836,000	8,381
Tokyo Tatemono Co., Ltd.	817,000	8,268
Mitsubishi Securities Co., Ltd.	729,000	8,242
^ Sumco Corp.	137,308	8,001
Fuji Electric Holdings Co., Ltd.	1,601,000	7,943
Chiyoda Corp.	412,000	7,936
Susuken Co., Ltd.	201,220	7,910
^ Yakult Honsha Co., Ltd.	301,900	7,881
Oriental Land Co., Ltd.	143,100	7,876
The Suruga Bank, Ltd.	568,000	7,865
Bank of Kyoto Ltd.	756,000	7,826
Kaneka Corp.	866,982	7,765
Yokogawa Electric Corp.	581,300	7,764
CSK Corp.	188,300	7,755
Japan Real Estate Investment Corp.	887	7,748
^ Toto Ltd.	796,000	7,595
Daido Steel Co., Ltd.	996,000	7,580
Daimaru, Inc.	618,000	7,434
^* Haseko Corp.	2,152,488	7,347
Nisshin Steel Co.	2,421,000	7,281
Hitachi Chemical Co., Ltd.	297,300	7,271
^ Pioneer Corp.	439,300	7,198
Dowa Mining Co. Ltd.	781,000	7,056
All Nippon Airways Co., Ltd.	1,822,000	7,021
Ushio Inc.	319,900	6,838
Kyowa Hakko Kogyo Co.	931,000	6,777
77 Bank Ltd.	929,000	6,753
Showa Shell Sekiyu K.K	536,800	6,729
Uny Co., Ltd.	460,000	6,649
Ube Industries Ltd.	2,591,000	6,636
The Nishi-Nippon City Bank, Ltd.	1,491,307	6,612
Hitachi Construction Machinery Co.	279,200	6,585
Uni-Charm Corp.	118,600	6,580
Konami Corp.	265,649	6,478
Benesse Corp.	181,900	6,461
Dai-Nippon Ink & Chemicals, Inc.	1,821,000	6,341
Nisshin Seifun Group Inc.	552,100	6,255
^ Yaskawa Electric Corp.	533,000	6,188
Shimano, Inc.	205,100	6,185
Lawson Inc.	180,200	6,163
^ Ito En, Ltd.	168,800	6,123
Alps Electric Co., Ltd.	492,900	6,121
Kurita Water Industries Ltd.	323,700	6,054
^ SBI E*Trade Securities Co., Ltd.	4,483	6,001
Nippon Sanso Corp.	757,000	5,965
Japan Steel Works Ltd.	957,832	5,924
Shimamura Co., Ltd.	57,700	5,903
Daicel Chemical Industries Ltd.	784,000	5,794
Tokyo Steel Manufacturing Co.	311,000	5,792
Nippon Meat Packers, Inc.	491,000	5,791
Shinko Electric Industries Co., Ltd.	193,353	5,770
Nissan Chemical Industries, Ltd.	456,000	5,749
Japan Retail Fund Investment Corp.	738	5,695
Mitsui Engineering & Shipbuilding Co., Ltd.	2,021,000	5,572
FamilyMart Co., Ltd.	182,400	5,521
^ Nippon Sheet Glass Co., Ltd.	1,143,000	5,513
^ Mitsukoshi, Ltd.	1,181,000	5,493
Kikkoman Corp.	423,000	5,458
^ Mabuchi Motor Co.	81,000	5,450
Kamigumi Co., Ltd.	743,000	5,446
Denki Kagaku Kogyo K.K	1,334,000	5,390
Onward Kashiyama Co., Ltd.	397,000	5,294
Hakuhodo DY Holdings Inc.	72,500	5,292
Nomura Real Estate Office Fund, Inc.	679	5,233
Ryohin Keikaku Co., Ltd.	68,600	5,205
JAFCO Co., Ltd.	96,700	5,204
Hitachi High-Technologies Corp.	177,337	5,196
ZEON Corp.	483,527	5,184
Aeon Credit Service Co. Ltd.	245,990	5,182
Aoyama Trading Co., Ltd.	164,600	5,156
Santen Pharmaceutical Co. Ltd.	210,000	5,073
Nisshinbo Industries, Inc.	478,000	5,066
Otsuka Corp.	45,164	5,058
Shinko Securities Co., Ltd.	1,392,000	5,017
NTT Urban Development Corp.	656	4,955
Minebea Co., Ltd.	965,000	4,923
Tosoh Corp.	1,378,000	4,875
NHK Spring Co.	454,000	4,855
Dai-Nippon Screen Manufacturing Co., Ltd.	616,000	4,808
Kansai Paint Co., Ltd.	625,000	4,787
Toyobo Ltd.	1,808,000	4,744
^* Japan Airlines System Co.	2,557,000	4,713
Canon Sales Co. Inc.	214,000	4,695
Nitori Co., Ltd.	104,668	4,673
USS Co., Ltd.	69,320	4,617
Meiji Dairies Corp.	742,000	4,587
^ Mitsubishi Logistics Corp.	314,000	4,573
Sumitomo Rubber Industries Ltd.	489,000	4,553
^ Ebara Corp.	1,085,000	4,552
Asics Corp.	459,139	4,548
Tokyo Seimitsu Co., Ltd.	97,066	4,516
^ Sumitomo Bakelite Co. Ltd.	512,000	4,514
Alfresa Holdings Corp.	68,900	4,460
Meiji Seika Kaisha Ltd.	884,000	4,425
Seino Transportation Co., Ltd.	415,000	4,301
Obic Co., Ltd.	19,850	4,226
^ Hino Motors, Ltd.	742,000	4,204
Nippon Shokubai Co., Ltd.	361,000	4,187
Okuma Corp.	411,711	4,149
Keisei Electric Railway Co., Ltd.	749,000	4,136
Toyo Suisan Kaisha, Ltd.	253,000	4,093
^ Oracle Corp. Japan	92,000	4,069
^ Sumitomo Titanium Corp.	26,213	4,059
Nichirei Corp.	716,000	4,017
OSG Corp.	226,511	3,943
EDION Corp.	209,545	3,937
Kokuyo Co., Ltd.	239,300	3,927
^ Toyoda Gosei Co., Ltd.	186,400	3,920
^ Sanken Electric Co., Ltd.	303,000	3,913
^ Taiyo Yuden Co., Ltd.	294,000	3,900
Round One Corp.	960	3,879
Comsys Holdings Corp.	333,000	3,861
^ Toho Titanium Co., Ltd.	77,842	3,860
^ Park24 Co., Ltd.	134,912	3,788
Nippon Kayaku Co., Ltd.	445,000	3,758
Wacoal Corp.	287,000	3,751
Komori Corp.	170,000	3,712
^ Sapparo Holdings Ltd.	736,000	3,707
Japan Prime Realty Investment Corp.	1,220	3,688
^* Sojitz Holdings Corp.	1,094,100	3,542
^ Itochu Techno-Science Corp.	78,700	3,535
^* Access Co., Ltd.	610	3,525
Autobacs Seven Co., Ltd.	78,400	3,470
Shimachu Co.	131,436	3,469
^ Nippon Light Metal Co.	1,328,000	3,381
Katokichi Co., Ltd.	349,500	3,351
^ Oki Electric Industry Co. Ltd.	1,584,000	3,294
Meitec Corp.	100,600	3,289
ARRK Corp.	165,067	3,274
Sumitomo Osaka Cement Co., Ltd.	1,090,000	3,271
^* NEC Electronics Corp.	106,700	3,263
Kose Corp.	95,970	3,237
^ Hanshin Electric Railway Co.	483,063	3,234
Daifuku Co., Ltd.	225,427	3,162
Asatsu-DK Inc.	95,800	3,123
^ Hankyu Department Stores, Inc.	400,000	3,108
^ House Foods Industry Corp.	205,700	3,087
Gunze Ltd.	551,000	3,082
Tokai Rika Co., Ltd.	161,624	3,072
Glory Ltd.	179,100	3,066
Coca-Cola West Japan Co. Ltd.	159,400	2,976
Kinden Corp.	378,000	2,931
Fuji Soft ABC Inc.	85,600	2,860
Aderans Co. Ltd.	101,100	2,855
^ Yamazaki Baking Co., Ltd.	315,000	2,832
Fuji Television Network, Inc.	1,347	2,813
Toda Corp.	598,000	2,810
^ Takara Holdings Inc.	496,000	2,785
SFCG Co., Ltd.	15,680	2,751
^ Matsui Securities Co., Ltd.	342,300	2,747
Central Glass Co., Ltd.	490,000	2,744
^ Nishimatsu Construction Co.	758,000	2,715
^ Okumura Corp.	519,000	2,707
Hikari Tsushin, Inc.	66,700	2,705
^ Matsumotokiyoshi Co., Ltd.	114,500	2,643
Q.P. Corp.	287,900	2,602
Sanwa Shutter Corp.	488,000	2,575
Circle K Sunkus Co., Ltd.	121,900	2,526
Rinnai Corp.	100,600	2,506
^ Index Holdings	3,066	2,425
^* K.K. DaVinci Advisors	2,899	2,424
^ Mitsumi Electric Co., Ltd.	198,700	2,364
Hitachi Cable Ltd.	485,000	2,311
^ Net One Systems Co., Ltd.	1,491	2,309
Tokyo Broadcasting System, Inc.	108,400	2,286
TIS Inc.	103,200	2,265
Tokyo Style Co.	191,000	2,238
Amano Corp.	173,700	2,209
^ eAccess Ltd.	3,518	2,190
^ The Goodwill Group, Inc.	3,457	2,120
Hitachi Capital Corp.	123,700	2,117
^ Kaken Pharmaceutical Co.	244,000	1,710
^ Uniden Corp.	160,000	1,682

		7,859,969

New Zealand (0.4%)
^ Telecom Corp. of New Zealand Ltd.	5,598,755	14,085
Fletcher Building Ltd.	1,336,626	7,188
Sky City Entertainment Group Ltd.	1,199,297	3,942
Fisher & Paykel Healthcare Corp. Ltd.	1,447,164	3,848
Auckland International Airport Ltd.	2,817,753	3,649
Contact Energy Ltd.	821,070	3,576
Fisher & Paykel Appliances Holdings Ltd.	761,397	2,198
Sky Network Television Ltd.	560,374	2,052
* Tower Ltd.	829,433	1,743
^ Kiwi Income Property Trust	1,995,709	1,734
Vector Ltd.	712,612	1,081
The Warehouse Group Ltd.	314,212	918

		46,014

Singapore (2.6%)
DBS Group Holdings Ltd.	3,219,161	36,925
Singapore Telecommunications Ltd.	21,493,880	35,288
United Overseas Bank Ltd.	3,289,567	32,550
Oversea-Chinese Banking Corp., Ltd.	7,131,068	28,703
Keppel Corp., Ltd.	1,573,750	15,260
Singapore Airlines Ltd.	1,574,362	12,984
Singapore Press Holdings Ltd.	4,281,833	10,583
Capitaland Ltd.	3,554,895	9,233
City Developments Ltd.	1,398,412	7,930
Singapore Technologies Engineering Ltd.	3,784,407	6,793
Fraser & Neave Ltd.	2,343,500	5,997
Singapore Exchange Ltd.	2,258,000	5,294
ComfortDelGro Corp. Ltd.	5,049,586	4,991
Sembcorp Industries Ltd.	2,262,393	4,879
Venture Corp. Ltd.	693,000	4,700
CapitaMall Trust	2,363,148	3,326
Ascendas REIT	2,610,000	3,207
SembCorp Marine Ltd.	1,452,000	3,075
Parkway Holdings Ltd.	1,657,640	2,688
United Overseas Land Ltd.	1,466,556	2,676
Singapore Post Ltd.	3,871,800	2,648
Jardine Cycle N Carriage Ltd.	382,128	2,566
Keppel Land Ltd.	1,018,000	2,528
Cosco Corp. Singapore Ltd.	2,191,000	2,124
* STATS ChipPAC Ltd.	3,669,716	2,096
Noble Group Ltd.	2,740,000	2,032
* Chartered Semiconductor Manufacturing Ltd.	2,861,000	1,973
Suntec REIT	2,427,142	1,923
Want Want Holdings Ltd.	1,280,160	1,844
Olam International Ltd.	1,810,000	1,582
Singapore Land Ltd.	358,000	1,430
Neptune Orient Lines Ltd.	1,247,000	1,429
Wing Tai Holdings Ltd.	1,325,000	1,193
Singapore Petroleum Co. Ltd.	373,000	1,182
SMRT Corp. Ltd.	1,714,000	1,174
Haw Par Brothers International Ltd.	290,193	1,039
Allgreen Properties Ltd.	1,220,000	974
Creative Technology Ltd.	154,600	838

		267,657

Total Common Stocks
(Cost $8,652,981)		10,435,010

Temporary Cash Investments (4.0%)

Money Market Fund (4.0%)

1 Vanguard Market Liquidity Fund, 5.276%	416,915,948	416,916

	Face
	Amount
	($000)

U.S. Agency Obligations (0.0%)

2 Federal Home Loan Bank
3 5.382%, 9/29/06	1,000	992
2 Federal National Mortgage Assn
3 5.341%, 10/18/06	1,000	989

		1,981

Total Temporary Cash Investments
(Cost $418,896)		418,897

Total Investments (103.6%)
(Cost $9,071,877)		10,853,907

Other Assets and Liabilities - Net (-3.6%)		(377,334)

Net Assets (100%)		10,476,573

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $1,981,000 have been segregated as initial margin for open futures contracts.
REIT	- Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2006, the cost of investment securities for tax purposes was $9,102,637,000. Net unrealized appreciation of investment securities for tax purposes was $1,751,270,000, consisting of unrealized gains of $2,060,849,000 on securities that had risen in value since their purchase and $309,579,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 3.7%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2006, the aggregate settlement value of open futures contracts expiring in September 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Topix Index	183	25,076	1,054
S&P ASX 200 Index	67	6,378	72

Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At July 31, 2006, the fund had open forward currency contracts to receive and deliver currencies as follows:

	Contract Amount (000)				Unrealized Appreciation (Depreciation)
Contract Settlement Date		Receive		Deliver	($000)

9/13/06	JPY	2,916,105	USD	25,632	(38)
9/20/06	AUD	8,484	USD	6,496	225

AUD-Australian dollar.
JPY-Japanese yen.
USD-U.S. dollars.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Vanguard European Stock Index Fund
Schedule of Investments
July 31, 2006

	Shares	Market Value ($000)

Common Stocks (99.3%)

Austria (0.8%)
Erste Bank der Oesterreichischen Sparkassen AG	475,736	27,437
OMV AG	424,698	26,099
Telekom Austria AG	904,655	20,422
* Immofinanz Immobilien Anlagen AG	1,156,786	13,276
Oesterreichische Elektrizitaetswirtschafts AG Class A	197,659	9,563
Wienerberger AG	182,260	8,641
Voestalpine AG	56,492	8,364
* IMMOEAST Immobilien Anlagen AG	712,602	8,155
Raiffeisen International Bank-Holding AG	91,494	7,873
* Meinl European Land Ltd.	369,065	7,757
Boehler-Uddeholm AG	105,643	5,529
Wiener Staedtische Allgemeine Versicherung AG	82,062	4,777
Andritz AG	25,246	4,431
* BETandWIN.com Interactive Entertainment AG	56,275	2,099
Flughafen Wien AG	27,305	2,084
* RHI AG	63,169	2,081
Mayr-Melnhof Karton AG	10,853	1,828

		160,416

Belgium (1.7%)
Fortis Group	3,019,614	107,303
KBC Bank & Verzekerings Holding	472,477	51,468
Dexia	1,427,328	34,946
InBev	468,173	24,577
Groupe Bruxelles Lambert SA	190,315	20,046
Solvay SA	164,270	19,480
Delhaize Group	195,342	14,203
Belgacom SA	418,445	14,113
UCB SA	225,641	13,140
Umicore	63,479	8,027
Mobistar SA	81,043	6,719
Colruyt NV	41,189	6,711
Agfa Gevaert NV	249,190	5,777
Bekaert NV	33,810	3,100
Omega Pharma SA	51,053	3,093
Cofinimmo	16,309	2,846
Barco NV	29,411	2,513
D'Ieteren SA	7,263	2,366
Euronav SA	48,191	1,596
Compagnie Maritime Belge SA	39,709	1,225

		343,249

Denmark (1.0%)
Danske Bank A/S	1,068,547	40,923
Novo Nordisk A/S B Shares	620,104	38,123
AP Moller-Maersk A/S	2,830	21,341
* Vestas Wind Systems A/S	479,040	12,898
Danisco A/S	125,930	9,280
* Jyske Bank A/S	155,069	8,627
DSV, De Sammensluttede Vognmaend A/S	53,517	8,593
Novozymes A/S	122,013	8,092
^ GN Store Nord A/S	538,663	7,644
* Topdanmark A/S	48,406	6,761
Carlsberg A/S B Shares	82,720	6,096
* William Demant A/S	76,545	5,740
Sydbank A/S	163,545	5,593
^ Coloplast A/S B Shares	68,590	5,175
Trygvesta AS	70,844	4,287
FLS Industries A/S B Shares	108,527	4,226
H. Lundbeck A/S	145,484	3,543
NKT Holding A/S	49,873	3,083
Bang & Olufsen A/S B Shares	27,375	2,809
Codan A/S	34,892	2,476
East Asiatic Co. A/S	49,000	1,944
D/S Torm A/S	36,851	1,770

		209,024

Finland (2.1%)
Nokia Oyj	10,861,571	215,420
Fortum Oyj	1,126,264	30,536
UPM-Kymmene Oyj	1,347,829	29,947
Stora Enso Oyj R Shares	1,555,351	22,971
Sampo Oyj A Shares	1,103,985	20,824
Metso Oyj	329,379	11,901
Neste Oil Oyj	329,958	11,408
Kone Oyj	197,014	8,832
Elisa Oyj Class A	383,199	7,611
YIT Oyj	319,780	7,030
Kesko Oyj	168,288	6,991
Wartsila Oyj B Shares	164,005	6,370
Outokumpu Oyj A Shares	258,172	6,273
Rautaruuki Oyj	215,271	6,122
TietoEnator Oyj B Shares	203,454	4,852
Cargotec Corp.	99,290	4,062
SanomaWSOY Oyj	166,405	3,980
Uponor Oyj	144,031	3,925
Amer Group Ltd.	185,749	3,894
OKO Bank (Osuuspankkien Keskuspankki Oyj)	241,894	3,777
Nokian Renkaat Oyj	267,795	3,700
* Orion Oyj	212,346	3,569
KCI Konecranes Oyj	140,104	2,576

		426,571

France (13.9%)
Total SA	5,699,346	387,772
Sanofi-Aventis	2,619,485	248,542
BNP Paribas SA	2,139,955	208,246
AXA	4,290,013	147,605
Societe Generale Class A	894,337	133,424
Suez SA	2,622,114	108,621
Carrefour SA	1,545,059	96,246
France Telecom SA	4,359,482	93,119
Vivendi SA	2,702,285	91,672
Groupe Danone	613,239	80,993
L'Oreal SA	764,431	76,544
LVMH Louis Vuitton Moet Hennessy	631,695	63,432
L'Air Liquide SA (Registered)	312,316	63,035
Credit Agricole SA	1,544,444	62,033
Schneider Electric SA	583,282	59,937
Cie. de St. Gobain SA	801,272	57,201
Vinci SA	521,594	52,979
Renault SA	477,625	52,170
Lafarge SA	385,885	46,563
Pernod Ricard SA	193,014	40,161
Veolia Environnement	735,433	39,998
*^ Alcatel SA	3,502,595	39,400
Accor SA	507,119	29,894
STMicroelectronics NV	1,754,412	26,171
Bouygues SA	521,267	26,007
Essilor International SA	251,824	25,177
* Alstom	284,084	24,671
Pinault-Printemps-Redoute SA	170,307	22,749
Compagnie Generale des Etablissements Michelin SA	369,126	22,431
Unibail Co.	117,653	21,830
Lagardere S.C.A	310,969	21,789
Euronext NV	232,276	20,849
Vallourec SA	95,525	20,789
PSA Peugeot Citroen	392,823	20,624
^ Gaz de France	508,444	18,074
Cap Gemini SA	321,679	17,271
^ Hermes International	168,579	13,968
Publicis Groupe SA	354,464	13,292
Technip SA	236,507	12,740
Sodexho Alliance SA	246,447	12,504
Thomson SA	671,565	11,288
CNP Assurances	107,083	10,192
Societe Television Francaise 1	302,230	9,640
Etablissements Economiques du Casino Guichard-Perrachon SA	112,567	9,240
Vivendi Universal SA ADR	272,160	9,188
PagesJaunes SA	324,553	9,133
Neopost SA	82,893	9,027
Thales SA	221,182	8,794
Safran SA	428,747	8,339
* Atos Origin SA	174,414	8,086
^ Air France	313,606	7,732
^ Dassault Systemes SA	147,246	7,628
Valeo SA	180,858	6,602
Zodiac SA	106,405	6,098
Klepierre	47,949	6,072
* Business Objects SA	245,246	5,940
Imerys SA	81,758	5,931
M6 Metropole Television	168,449	5,198
^ SCOR SA	2,139,346	5,025
Societe BIC SA	70,745	4,244
Gecina SA	31,976	4,124
Societe des Autoroutes Paris-Rhin-Rhone	58,221	4,032

		2,782,076

Germany (10.1%)
E.On AG	1,606,000	193,317
Siemens AG	2,182,930	175,546
Allianz AG	1,047,046	164,158
Deutsche Bank AG	1,326,820	152,503
Deutsche Telekom AG	7,036,020	108,708
BASF AG	1,323,940	106,373
SAP AG	570,946	104,284
DaimlerChrysler AG (Registered)	2,023,235	104,228
RWE AG	1,147,238	100,613
Bayer AG	1,872,441	92,135
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	503,211	69,171
Commerzbank AG	1,609,041	56,302
Deutsche Post AG	1,845,826	45,651
Deutsche Boerse AG	272,882	38,661
Continental AG	337,561	34,443
^ Volkswagen AG	433,293	32,482
ThyssenKrupp AG	929,879	32,449
Adidas AG	522,951	24,360
Man AG	326,663	23,576
Linde AG	276,940	23,366
Metro AG	375,762	21,405
* Infineon Technologies AG	1,947,402	20,815
Porsche AG	20,315	19,882
Fresenius Medical Care AG	161,717	19,298
Hypo Real Estate Holding AG	345,539	19,201
Henkel KGaA	152,948	18,145
DaimlerChrysler AG	327,337	16,907
Depfa Bank PLC	911,018	15,325
Volkswagen AG Pfd.	271,667	14,540
Merck KGaA	132,050	12,027
^ TUI AG	551,132	11,089
Deutsche Lufthansa AG	592,374	11,045
Puma AG	30,493	11,043
Deutsche Postbank AG	148,366	10,836
Altana AG	180,264	10,295
Celesio AG	218,852	10,221
Salzgitter AG	106,092	8,357
RWE AG Pfd.	99,967	7,943
IVG Immobilien AG	223,671	7,132
Beiersdorf AG	130,084	6,845
Heidelberger Druckmaschinen AG	154,403	6,357
Rheinmetall AG	92,918	5,995
Hochtief AG	108,015	5,703
*^ Qiagen NV	366,079	5,566
*^ ProSieben Sat.1 Media AG	212,410	5,429
Wincor Nixdorf AG	40,150	5,290
^ Solarworld AG	94,206	5,137
Bilfinger Berger AG	93,705	4,886
^ Suedzucker AG	170,315	4,127
*^ Karstadt Quelle AG	161,712	3,800
Douglas Holding AG	81,611	3,678
MLP AG	152,025	2,901
*^ Premier AG	170,692	2,113

		2,015,659

Greece (0.9%)
National Bank of Greece SA	906,909	34,987
Alpha Credit Bank SA	998,720	25,599
Greek Organization of Football Prognostics	572,798	20,811
* Hellenic Telecommunication Organization SA	817,967	18,672
EFG Eurobank Ergasias	589,755	16,659
Bank of Piraeus	554,081	13,866
Coca-Cola Hellenic Bottling Co. SA	276,530	8,764
* Commercial Bank of Greece SA	238,350	7,610
Titan Cement Co. SA	146,540	7,149
Public Power Corp.	268,520	6,401
Cosmote Mobile Communications SA	258,146	5,806
Hellenic Petroleum SA	270,270	3,773
* Germanos SA	139,214	3,355
Motor Oil (Hellas) Corinth Refineries SA	112,792	3,137
National Bank of Greece SA ADR	359,120	2,762
Viohalco, Hellenic Copper & Aluminum Industry SA	244,878	2,213
Hellenic Exchanges SA	112,650	1,711
* Hellenic Telecommunications Organization SA ADR	126,573	1,432
* Intracom SA	209,570	1,344
Hellenic Technodomiki Tev SA	100,264	996
Folli-Follie SA	38,380	888
Technical Olympic SA	197,559	803

		188,738

Ireland (1.2%)
Allied Irish Banks PLC	2,253,994	53,919
Bank of Ireland	2,509,279	44,467
CRH PLC	1,379,030	44,354
Irish Life & Permanent PLC	702,079	16,164
* Elan Corp. PLC	1,055,199	15,973
C&C Group PLC	793,779	8,308
* Grafton Group PLC	583,702	7,434
Kerry Group PLC A Shares	336,047	6,777
Kingspan Group PLC	329,885	5,470
IAWS Group PLC	275,344	5,096
DCC PLC	206,646	4,958
Independent News & Media PLC	1,448,616	4,286
* Ryanair Holdings PLC	401,160	3,979
Eircom Group PLC	1,389,869	3,883
Greencore Group PLC	415,827	2,147
Paddy Power PLC	119,900	2,002
Fyffes PLC	828,928	1,536
* Ryanair Holdings PLC ADR	14,400	814
* Elan Corp. PLC ADR	45,229	694

		232,261

Italy (5.5%)
^ ENI SpA	6,713,542	205,764
Unicredito Italiano SpA	20,123,486	154,814
ENEL SpA	11,114,723	98,102
^ Assicurazioni Generali SpA	2,467,927	88,183
Telecom Italia SpA	27,603,334	74,149
Banca Intesa SpA	10,028,973	57,951
San Paolo-IMI SpA	2,864,859	51,009
Telecom Italia SpA RNC	15,519,173	37,428
Capitalia SpA	4,330,536	36,328
Banco Popolare di Verona e Novara Scarl SpA	961,755	27,386
Mediobanca Banca di Credito Finanziaria SpA	1,235,107	25,092
Banche Popolari Unite Scarl SpA	885,524	23,809
^ Mediaset SpA	1,980,752	22,460
Autostrade SpA	737,592	20,557
*^ Fiat SpA	1,410,686	19,952
^ Banca Monte dei Paschi di Siena SpA	2,833,910	17,039
Finmeccanica SpA	764,343	16,487
Banca Popolare di Milano SpA	1,069,220	13,411
Banca Intesa SpA Non Convertible Risp	2,403,944	12,888
^ Alleanza Assicurazioni SpA	1,091,683	12,837
^ Snam Rete Gas SpA	2,529,741	11,695
Luxottica Group SpA	354,472	9,800
Terna SpA	3,110,435	8,577
Fondiaria - Sai SpA	185,871	7,497
Compagnia Assicuratrice Unipol SpA	2,316,051	6,684
Pirelli & C. Accomandita per Azioni SpA	7,284,928	6,111
Lottomatica SpA	150,362	5,595
Seat Pagine Gialle SpA	10,444,826	4,996
^ Banca Fideuram SpA	749,949	4,757
^ Bulgari SpA	387,842	4,695
^ Mediolanum SpA	653,970	4,535
^ Italcementi SpA	182,104	4,526
^ Autogrill SpA	263,023	4,121
^ Mondadori (Arnoldo) Editore SpA	304,665	2,964
Benetton Group SpA	164,626	2,395
^ Gruppo Editoriale L'Espresso SpA	445,603	2,366
*^ Tiscali SpA	672,073	2,091
* Parmalat Finanziaria SpA	569,830	-

		1,109,051

Netherlands (5.3%)
ING Groep NV	4,832,427	195,914
^ ABN-AMRO Holding NV	4,678,368	129,557
Koninklijke (Royal) Philips Electronics NV	3,224,034	106,111
Unilever NV	4,421,729	105,051
^ Aegon NV	3,538,133	59,903
Koninklijke KPN NV	4,992,897	56,612
* Mittal Steel Company NV (Paris Shares)	1,508,076	51,577
Akzo Nobel NV	700,307	38,941
TNT NV	1,065,242	38,070
* Koninklijke Ahold NV	4,010,168	35,869
Heineken NV	631,011	29,665
Reed Elsevier NV	1,818,773	26,918
European Aeronautic Defence and Space Co.	845,800	24,399
* ASML Holding NV	1,210,819	23,946
Koninklijke Numico NV	442,030	21,202
Wolters Kluwer NV	744,517	17,524
Koninklijke DSM NV	390,462	15,247
Rodamco Europe NV	138,546	14,666
^ Mittal Steel Company NV	284,759	9,830
SBM Offshore NV	355,295	9,796
Vedior NV	436,942	8,207
Corio NV	104,063	6,965
Randstad Holding NV	119,668	6,561
*^ Hagemeyer NV	1,335,582	6,472
Fugro NV	150,109	6,448
Wereldhave NV	53,100	5,621
Buhrmann NV	277,358	3,824
Oce NV	201,383	3,250
^ Getronics NV	316,467	3,221
Aegon NV (New York) ARS	172,787	2,924
* ASML Holding (New York)	38,580	768

		1,065,059

Norway (1.3%)
Norsk Hydro ASA	1,836,400	52,485
Statoil ASA	1,694,029	50,596
Telenor ASA	1,984,533	25,237
Orkla ASA	494,014	22,361
DnB NOR ASA	1,724,652	21,795
* Acergy SA	499,517	8,600
* Petroleum Geo-Services ASA	147,249	8,039
Yara International ASA	525,519	7,898
Aker Kvaerner ASA	71,021	7,190
Norske Skogindustrier ASA	440,952	6,773
* SeaDrill Ltd.	511,847	6,758
Storebrand ASA	598,572	6,202
ProSafe ASA	102,010	6,073
^ Frontline Ltd.	134,734	5,267
* TGS Nopec Geophysical Co. ASA	267,692	4,763
* Det Norske Oljeselskap (DNO) ASA	2,092,116	4,072
Schibsted ASA	123,837	3,347
Tomra Systems ASA	460,853	3,184
Tandberg ASA	325,850	3,039
* Ocean Rig ASA	457,418	2,937
* Tandberg Television ASA	202,483	2,848
Stolt-Nielsen SA	101,355	2,300
* Petrojarl ASA	158,120	1,005

		262,769

Portugal (0.5%)
Portugal Telecom SGPS SA	2,038,370	25,250
Electricidade de Portugal SA	5,181,063	20,499
Banco Comercial Portugues SA	5,560,676	15,972
Brisa-Auto Estradas de Portugal SA	767,707	7,808
Banco Espirito Santo SA	513,596	7,537
Banco BPI SA	777,532	5,747
Cimpor-Cimento de Portugal SA	607,898	4,063
Sonae SGPS SA	2,079,258	3,263
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	202,657	2,340
Jeronimo Martins & Filho, SGPS, SA	96,188	1,632
* Sonae Industria - SGPS SA	184,865	1,462

		95,573

Spain (5.6%)
Banco Santander Central Hispano SA	15,321,419	231,891
Telefonica SA	11,239,755	189,963
Banco Bilbao Vizcaya Argentaria SA	8,743,912	186,121
Endesa SA	2,457,162	83,839
Iberdrola SA	2,092,324	74,239
Repsol YPF SA	2,361,159	66,502
Banco Popular Espanol SA	2,196,553	32,991
Altadis SA	694,253	32,862
ACS, Actividades de Contruccion y Servisios, SA	637,760	27,892
Industria de Diseno Textil SA	561,523	24,391
Gas Natural SDG SA	462,684	14,926
Union Fenosa SA	353,333	14,461
Abertis Infraestructuras SA	587,557	13,825
Grupo Ferrovial, SA	163,036	13,169
Acciona SA	73,992	11,286
Metrovacesa SA	117,763	10,744
Sacyr Vallehermoso SA	257,788	9,634
Gamesa Corporacion Tecnologica, SA	439,837	9,379
Fomento de Construc y Contra SA	118,182	9,219
Acerinox SA	466,598	8,770
Inmobiliaria Colonial SA	84,611	6,784
Cintra Concesiones de Infraestructuras de Infraestructuras de Transporte SA	506,751	6,437
Indra Sistemas, SA	316,942	6,357
Corporacion Mapfre SA	279,877	5,502
Ebro Puleva SA	216,528	4,497
Telefonica SA ADR	87,308	4,424
Fadesa Inmobiliaria SA	129,856	4,421
Antena 3 Television	199,595	4,342
Sociedad General de Aguas de Barcelona SA	149,776	4,108
* Sogecable SA	104,101	3,431
* Zeltia SA	414,459	3,226
NH Hoteles SA	167,781	3,208
Promotora de Informaciones SA	194,687	3,134
Iberia (Linea Aerea Espana)	1,206,787	2,926

		1,128,901

Sweden (3.4%)
Telefonaktiebolaget LM Ericsson AB Class B	38,224,777	120,263
Nordea Bank AB	5,582,863	69,843
Hennes & Mauritz AB B Shares	1,222,788	45,374
Svenska Handelsbanken AB A Shares	1,342,211	33,952
Volvo AB B Shares	560,408	29,659
Skandinaviska Enskilda Banken AB A Shares	1,194,835	29,411
Sandvik AB	2,595,195	26,978
TeliaSonera AB	4,813,916	26,945
Atlas Copco AB A Shares	866,160	21,563
Svenska Cellulosa AB B Shares	482,696	20,246
Skanska AB B Shares	969,319	15,183
Securitas AB B Shares	806,573	15,041
SKF AB B Shares	1,045,322	14,780
Swedish Match AB	837,067	13,802
Boliden AB	744,106	13,253
Assa Abloy AB	805,288	13,232
Volvo AB A Shares	244,293	13,104
Atlas Copco AB Class B Shares	541,118	12,833
Scania AB Class B	258,774	11,596
Electrolux AB Series B	695,490	10,076
Getinge AB B Shares	463,479	8,337
Alfa Laval AB	243,476	7,972
Tele2 AB B Shares	814,096	7,963
SSAB Svenskt Stal AB - Series A	387,965	7,708
* Husqvarna AB-B Shares	693,430	7,443
* Modern Times Group AB B Shares	130,368	6,475
Holmen AB	136,538	5,830
*^ Lundin Petroleum AB	434,854	5,369
Eniro AB	450,045	5,181
Nobia AB	127,339	4,264
Castellum AB	401,704	4,192
Fabege AB	200,352	4,000
Kungsleden AB	349,761	3,999
Trelleborg AB B Shares	212,244	3,842
* Capio AB	244,861	3,731
Oriflame Cosmetics SA	108,476	3,691
Elekta AB B Shares	226,355	3,681
SSAB Svenskt Stal AB - Series B	180,909	3,393
OMX AB	197,043	3,088
D. Carnegie & Co. AB	158,410	2,954
WM-Data AB Class B	809,212	2,671
Axfood AB	77,764	2,343
*^ SAS AB	192,233	1,958
Billerud Aktiebolag	112,802	1,711
Hoganas AB B Shares	66,774	1,665
^ Wihlborgs Fastigheter AB	84,854	1,472
*^ Telelogic AB	630,100	1,065

		673,132

Switzerland (10.2%)
Nestle SA (Registered)	1,040,548	340,883
Novartis AG (Registered)	6,003,921	339,507
Roche Holdings AG	1,811,682	322,201
UBS AG	5,263,000	286,295
Credit Suisse Group (Registered)	3,056,672	171,216
Zurich Financial Services AG	371,347	83,366
ABB Ltd.	5,087,973	65,783
Swiss Re (Registered)	868,904	62,458
Cie. Financiere Richemont AG	1,346,069	60,767
Holcim Ltd. (Registered)	516,827	40,331
Syngenta AG	275,564	39,577
Adecco SA (Registered)	338,449	19,682
Swisscom AG	47,615	15,686
Swatch Group AG (Bearer)	85,354	15,193
Nobel Biocare Holding AG	59,639	14,134
Synthes, Inc.	118,664	13,702
Givaudan SA	16,263	13,425
Geberit AG	10,145	11,343
SGS Societe Generale de Surveillance Holding SA (Registered)	11,144	10,288
CIBA Specialty Chemicals AG (Registered)	182,235	10,078
Kuehne & Nagel International AG	138,814	9,256
* Logitech International SA	446,499	9,074
Serono SA Class B	12,542	8,482
Clariant AG	596,985	8,147
Phonak Holding AG	117,562	7,418
Schindler Holding AG	131,768	7,071
Sulzer AG (Registered)	9,326	6,985
Lonza AG (Registered)	97,326	6,606
PSP Swiss Property AG	121,080	6,303
Straumann Holding AG	20,010	5,087
Swatch Group AG (Registered)	139,553	5,076
*^ Unaxis Holding AG	16,362	4,653
Rieter Holding AG	11,373	4,305
* Kuoni Reisen Holding AG (Registered)	7,447	3,872
UBS AG (New York Shares)	70,740	3,848
SIG Holding AG	16,138	3,578
^ Kudelski SA	84,870	1,855
Micronas Semiconductor Holding AG	82,333	1,775

		2,039,306

United Kingdom (35.8%)
BP PLC	49,815,683	605,900
HSBC Holdings PLC	29,224,144	530,496
GlaxoSmithKline PLC	15,007,949	415,049
Royal Dutch Shell PLC Class A (Amsterdam Shares)	8,492,604	300,592
Vodafone Group PLC	125,915,318	273,403
Royal Bank of Scotland Group PLC	8,206,522	267,152
Royal Dutch Shell PLC Class B	7,115,498	262,553
AstraZeneca Group PLC	4,064,919	248,021
Barclays PLC	16,737,283	196,452
HBOS PLC	9,877,773	179,819
Anglo American PLC	3,660,902	153,657
Lloyds TSB Group PLC	14,447,330	145,321
Rio Tinto PLC	2,741,335	142,360
Tesco PLC	20,263,858	136,074
Diageo PLC	7,355,383	129,339
BG Group PLC	9,103,953	122,441
BHP Billiton PLC	6,364,555	120,577
British American Tobacco PLC	4,055,151	109,217
BT Group PLC	21,563,477	95,601
Aviva PLC	6,559,566	88,008
National Grid Transco PLC	6,999,532	79,656
Unilever PLC	3,181,237	75,257
Prudential PLC	6,192,954	65,100
Reckitt Benckiser PLC	1,581,983	63,477
Imperial Tobacco Group PLC	1,813,973	59,290
Royal Dutch Shell PLC Class A	1,656,101	58,576
BAE Systems PLC	8,300,075	55,414
Cadbury Schweppes PLC	5,375,240	52,470
Centrica PLC	9,324,095	51,034
Xstrata PLC	1,181,805	50,773
Scottish & Southern Energy PLC	2,218,299	50,128
Marks & Spencer Group PLC	4,303,557	47,992
SABMiller PLC	2,318,579	46,564
Land Securities Group PLC	1,211,196	44,642
GUS PLC	2,259,768	42,496
BP PLC ADR	575,360	41,725
Old Mutual PLC	13,406,243	40,575
BOC Group PLC	1,323,624	39,596
Legal & General Group PLC	16,752,628	38,878
Scottish Power PLC	3,338,501	37,728
Rolls-Royce Group PLC	4,559,945	37,557
Man Group PLC	759,554	34,837
British Land Co., PLC	1,339,927	34,219
Reed Elsevier PLC	3,287,144	32,790
Wolseley PLC	1,534,784	32,648
British Sky Broadcasting Group PLC	3,050,917	31,930
WPP Group PLC	2,670,148	31,606
Alliance Boots PLC	2,119,931	31,119
Gallaher Group PLC	1,694,474	28,219
Pearson PLC	2,070,300	28,082
United Utilities PLC	2,248,366	27,717
Kingfisher PLC	6,055,821	27,679
Compass Group PLC	5,558,122	26,510
Reuters Group PLC	3,483,512	25,568
* Standard Life PLC	5,426,933	25,331
Smiths Group PLC	1,454,798	24,499
J. Sainsbury PLC	3,723,435	24,495
Hanson Building Materials PLC	1,850,721	22,741
* Vodafone Group PLC ADR	1,030,225	22,335
Severn Trent PLC	897,596	21,769
Imperial Chemical Industries PLC	3,072,754	21,269
International Power PLC	3,806,952	20,947
Smith & Nephew PLC	2,425,393	20,876
3i Group PLC	1,199,003	20,783
Scottish & Newcastle PLC	2,054,079	20,492
Next PLC	628,472	20,062
ITV PLC	10,648,317	19,351
Yell Group PLC	2,002,836	19,051
Royal & Sun Alliance Insurance Group PLC	7,580,161	18,938
Amvescap PLC	1,896,285	18,395
Corus Group PLC	2,288,833	18,370
DSG International PLC	4,705,116	17,534
Carnival PLC	438,653	17,446
Persimmon PLC	721,535	17,253
Hammerson PLC	735,057	17,138
Capita Group PLC	1,676,043	16,371
Tate & Lyle PLC	1,262,026	16,157
Intercontinental Hotels Group, PLC	976,016	15,802
Enterprise Inns PLC	855,705	15,538
Brambles Industries PLC	1,874,194	15,300
Kelda Group PLC	957,978	14,895
Friends Provident PLC	4,344,339	14,776
The Sage Group PLC	3,324,983	14,445
Rentokil Initial PLC	4,665,793	14,276
Liberty International PLC	652,840	13,941
Johnson Matthey PLC	565,181	13,660
Slough Estates PLC	1,091,942	13,559
Rexam PLC	1,422,944	13,403
Associated British Ports Holdings PLC	778,583	13,183
Whitbread PLC	563,078	13,037
Cable and Wireless PLC	6,016,807	12,933
Mitchells & Butlers PLC	1,268,392	12,578
Barratt Developments PLC	621,683	11,260
Punch Taverns PLC	678,288	11,160
ICAP PLC	1,245,103	10,973
William Hill PLC	978,938	10,814
Tomkins PLC	2,002,027	10,566
Ladbrokes PLC	1,461,176	10,543
* British Airways PLC	1,452,365	10,499
Bunzl PLC	897,253	10,466
Inchcape PLC	1,172,377	10,392
Burberry Group PLC	1,168,475	10,376
EMI Group PLC	2,045,869	9,771
Taylor Woodrow PLC	1,483,906	9,553
Hays PLC	3,818,358	9,547
LogicaCMG PLC	2,944,700	9,391
Group 4 Securicor PLC	2,935,801	9,182
George Wimpey PLC	1,021,511	9,175
Investec PLC	173,812	9,091
Cobham PLC	2,892,194	8,990
GKN PLC	1,838,022	8,916
London Stock Exchange PLC	418,924	8,730
Emap PLC	660,175	8,614
FirstGroup PLC	1,011,363	8,498
Travis Perkins PLC	296,535	8,452
United Business Media PLC	713,124	8,428
Signet Group PLC	4,450,132	8,385
Daily Mail and General Trust PLC	789,236	8,376
IMI PLC	882,848	8,330
Kesa Electricals PLC	1,358,064	7,857
Collins Steward Tullett PLC	544,386	7,827
ARM Holdings PLC	3,586,709	7,785
Serco Group PLC	1,203,153	7,410
Balfour Beatty PLC	1,100,700	7,384
Provident Financial PLC	656,732	7,164
* Invensys PLC	20,423,944	7,066
* CSR Plc	328,057	6,960
Bellway PLC	292,452	6,416
Trinity Mirror PLC	746,976	6,262
* Charter Consolidated (Registered)	426,756	6,228
Meggitt PLC	1,120,803	6,218
Brixton PLC	657,695	6,161
Misys PLC	1,301,825	5,933
BBA Group PLC	1,252,704	5,913
Rank Group PLC	1,613,655	5,898
Schroders PLC	321,260	5,816
First Choice Holidays PLC	1,304,195	5,588
Scottish Power PLC ADR	122,444	5,541
Resolution PLC	516,654	5,481
Close Brothers Group PLC	338,504	5,471
National Express Group PLC	353,130	5,410
* The Berkeley Group Holdings	231,802	5,330
Michael Page International PLC	863,907	5,323
Carphone Warehouse PLC	1,030,003	5,306
PartyGaming PLC	2,595,596	5,306
Cattles PLC	839,618	5,236
Arriva PLC	506,158	5,223
Electrocomponents PLC	1,128,488	4,978
Cookson Group PLC	492,935	4,969
Aegis Group PLC	2,193,616	4,961
Intertek Testing Services PLC	403,504	4,936
Bovis Homes Group PLC	310,665	4,711
WPP Group PLC ADR	78,406	4,632
Sportingbet PLC	974,082	4,470
Amec PLC	859,991	4,454
Stagecoach Group PLC	2,088,782	4,387
De La Rue Group PLC	426,634	4,296
Great Portland Estates PLC	423,034	4,244
The Davis Service Group PLC	440,176	3,917
Aggreko PLC	652,589	3,425
Vodafone Group PLC ADR B-Shares	11,774,000	3,297
Premier Farnell PLC	927,249	3,121
HMV Group PLC	1,038,187	3,056
FKI PLC	1,520,851	2,800
SSL International PLC	485,829	2,716
MFI Furniture Group PLC	1,509,586	2,568
* Resolution PLC Rights Exp. 8/09/06	450,427	736

		7,175,478

Total Common Stocks
(Cost $14,544,977)		19,907,263

Temporary Cash Investments (2.5%)

Money Market Fund (2.5%)

1 Vanguard Market Liquidity Fund, 5.276%	507,793,763	507,794

	Face
	Amount
	($000)

U.S. Agency Obligations (0.0%)

2 Federal Home Loan Bank
3 5.382%, 9/29/06	2,500	2,479
2 Federal National Mortgage Assn
3 5.341%, 10/18/06	2,000	1,978

	4,457

Total Temporary Cash Investments
(Cost $512,250)		512,251

Total Investments (101.8%)
(Cost $15,057,227)		20,419,514

Other Assets and Liabilities - Net (-1.8%)		(362,454)

Net Assets (100%)		20,057,060

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $4,457,000 have been segregated as initial margin for open futures contracts.
ADR	- American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2006, the cost of investment securities for tax purposes was $15,065,796,000. Net unrealized appreciation of investment securities for tax purposes was $5,353,718,000, consisting of unrealized gains of $5,812,719,000 on securities that had risen in value since their purchase and $459,001,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund's fair value procedures, exchange rates may be adjusted if they change significantly before the fund's pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.7% and 2.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2006, the aggregate settlement value of open futures contracts expiring in September 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

MSCI Pan-Euro Index	2,990	83,975	3,926

Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices.

At July 31, 2006, the fund had open forward currency contracts to receive and deliver currencies as follows:

	Contract Amount (000)
Contract Settlement Date	Receive	Deliver	Unrealized Appreciation (Depreciation) ($000)

9/20/06	EUR 62,670	USD 80,228	795

EUR-Euro.
USD- U.S. dollar

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
July 31, 2006

	Shares	Market Value ($000)

Common Stocks (99.6%)

Argentina (0.9%)
Tenaris SA ADR	618,130	24,058
Tenaris SA	1,081,161	20,999
Tenaris SA (Mexico)	450,275	8,571
Siderar SA Class A	786,205	5,985
Banco Macro Bansud SA ADR	259,300	5,238
* Telecom Argentina STET-France Telecom SA	1,507,786	3,861
* Petrobras Energia Participaciones SA	3,164,909	3,552
* Petrobras Energia Participaciones SA ADR	270,237	3,051
* Grupo Financiero Galicia SA ADR	469,865	2,725
* Telecom Argentina SA ADR	206,521	2,615
* Cresud SA ADR	95,955	1,482
* IRSA Inversiones y Representaciones SA GDR	111,899	1,297
BBVA Banco Frances SA	424,248	1,054
* Transportadora de Gas Sur SA	953,920	987
BBVA Banco Frances SA ADR	114,280	843
* Irsa Inversiones y Representaciones SA	563,918	659
*^ Transportadora de Gas del SA ADR	120,600	633
Solvay Indupa S.A.I.C	471,738	506
* Molinos Rio de la Plata SA	406,396	487
Cresud SA	209,663	317

		88,920

Brazil (12.9%)
Petroleo Brasileiro SA Pfd.	8,022,641	165,839
Petroleo Brasileiro SA	5,826,657	133,843
Companhia Vale do Rio Doce Pfd. Class A	4,976,844	99,445
Banco Itau Holding Financeira SA	2,733,918	83,985
Companhia Vale do Rio Doce	3,427,442	79,440
Banco Bradesco SA	2,366,144	79,379
Companhia de Bebidas das Americas Pfd.	101,822,242	41,195
Unibanco-Uniao de Bancos Brasileiros SA	5,487,058	38,103
Petroleo Brasileiro Series A ADR	289,613	23,992
Gerdau SA Pfd.	1,524,472	23,871
Usiminas-Usinas Siderugicas de Minas Gerais SA Pfd	661,336	22,810
Companhia Siderurgica Nacional SA	674,311	21,800
Companhia Energetica de Minas Gerais Pfd.	464,677,661	20,194
Petroleo Brasileiro ADR	209,964	19,291
Empresa Brasileira de Aeronautica SA	2,110,784	18,162
Tele Norte Leste Participacoes SA Pfd.	1,336,995	17,665
Centrais Electricas Brasileiras SA	664,376,468	13,993
All America Latina Logistica	199,078	13,476
Companhia Vale do Rio Doce ADR	613,001	12,199
Cia Vale do Rio Doce ADR	503,608	11,684
Aracruz Celulose SA Pfd. B Shares	2,318,223	11,588
Banco Bradesco SA ADR	345,361	11,580
Tele Norte Leste Participacoes SA	384,623	10,975
Centrais Electricas Brasileiras SA Pfd. B Shares	528,183,848	10,566
Tam SA	389,917	10,544
Banco Itau Holding Financeira SA ADR	333,628	10,296
Gol - Linhas Aereas Inteligentes SA Pfd.	305,880	9,788
Lojas Renner SA	141,483	8,071
Companhia de Concessoes Rodoviarias	829,372	7,800
Tele Celular Sul Participacose SA Pfd.	3,072,412,385	7,658
Klabin SA	3,353,356	7,433
* Vivo Participacoes SA Pfd.	2,915,950	7,308
Votorantim Celulose e Papel SA Pfd.	470,654	7,273
Souza Cruz SA	445,193	7,217
Cyrela Brazil Realty SA	516,746	7,034
Companhia de Saneamento Basico do Estado de Sao Paulo	70,263,989	6,993
Natura Cosmeticos SA	622,125	6,952
* Cosan SA Industria e Comercio	105,215	6,813
Brasil Telecom Participacoes SA Pfd.	1,069,732,414	6,671
Companhia de Bebidas das Americas ADR	160,525	6,461
Lojas Americanas SA Pfd.	172,110,533	6,241
Tractebel Energia SA	760,839	5,983
Arcelor Brasil SA	345,254	5,529
Sadia SA Pfd.	1,936,238	5,432
Uniao de Bancos Brasileiros SA GDR	75,427	5,232
Submarino SA	272,403	5,124
Companhia Paranaense de Energia-COPEL	496,608,632	5,015
Braskem SA	891,493	4,674
Perdigao SA	377,824	4,613
Brasil Telecom Participacoes SA	351,277,808	4,488
Gerdau SA	337,453	4,311
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	143,360,608	4,302
Banco Nossa Caixa SA	194,368	4,112
Duratex SA Pfd.	410,320	4,057
Gerdau SA ADR	253,497	3,947
Companhia Siderurgica Nacional SA ADR	118,682	3,837
* Diagnosticos da America	216,507	3,659
* Gafisa SA	352,528	3,568
Embratel Participacoes SA Pfd.	1,112,864,824	3,449
Energias do Brasil SA	299,912	3,405
Weg SA Pfd.	864,674	3,396
Companhia Energetica de Minas Gerais ADR	71,388	3,113
Tele Norte Leste Participacoes ADR	198,287	2,631
Embraer-Empresa Brasileira de Aeronautica SA ADR	65,418	2,259
Companhia de Tecidos Norte de Minas Pfd.	23,355,668	2,062
Aracruz Celulose SA ADR	37,426	1,871
Companhia de Gas de Sao Paulo - Comgas	14,552,799	1,861
* Electropaulo Metropolitana SA	44,033,209	1,845
Telemig Celular Participacoes SA Pfd.	1,065,928,562	1,838
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	53,507	1,338
Brasil Telecom Participacoes ADR	40,498	1,264
^ Embratel Participacoes SA ADR	81,236	1,258
Tim Participacoes SA ADR	49,537	1,229
^ Sadia SA ADR	41,416	1,156
Companhia Paranaense de Energia-COPEL ADR	103,166	1,049
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	23,924	717
^ Telemig Celular Participacoes ADR	14,286	491
Votorantim Celulose e Papel SA ADR	10,110	158
* Vivo Participacoes SA ADR	48,057	121
Braskem SA ADR	10,820	114

		1,230,136

Chile (1.8%)
Empresas Copec SA	2,649,729	23,962
Enersis SA	65,258,806	15,359
Empresa Nacional de Electricidad SA	16,525,729	15,251
Empresas CMPC SA	524,301	14,506
Cencosud SA	4,629,005	11,366
S.A.C.I. Falabella, SA	3,469,824	10,385
Banco Santander Chile SA	240,751,170	9,057
Sociedad Quimica y Minera de Chile SA	607,101	6,548
CAP SA	474,492	6,067
Empresa Nacional de Telecomunicaciones SA	555,754	5,510
Colburn SA	30,593,800	5,046
Compania de Telecomunicaciones de Chile SA	2,697,900	4,600
Banco de Credito e Inversiones	172,768	4,482
Lan Airlines SA	558,492	3,576
Distribucion y Servicio D&S SA	13,174,271	3,479
Compania Cervecerias Unidas SA	744,670	3,381
Inversiones Aguas Metropolitanas SA	2,635,969	2,833
Vina Concha y Toro SA	2,085,328	2,833
Enersis SA ADR	216,136	2,555
Compania SudAmericana de Vapores SA	2,144,259	2,464
Masisa SA	15,824,487	2,463
Embotelladora Andina SA Pfd. Class B	1,004,659	2,392
Empresa Nacional de Electricidad SA ADR	86,049	2,387
Corpbanca	452,902,595	1,981
Embotelladora Andina SA	880,008	1,924
Empresas Iansa SA	8,547,644	1,655
Cristalerias de Chile	167,847	1,561
* Madeco SA	16,064,584	1,468
Banco Santander Chile SA ADR	31,888	1,247
Parque Arauco SA	1,627,448	980
Sociedad Quimica y Minera de Chile ADR	8,910	958
Compania de Telecomunicaciones de Chile SA ADR	95,472	644
^ Distribucion y Servicio SA ADR	35,700	564

		173,484

China (10.9%)
China Mobile (Hong Kong) Ltd.	28,933,877	187,046
PetroChina Co. Ltd.	110,899,214	126,579
CNOOC Ltd.	88,588,352	75,866
China Life Insurance Co., Ltd.	41,305,240	69,727
China Construction Bank	144,413,810	63,189
China Petroleum & Chemical Corp.	98,001,700	55,956
* Bank of China	86,855,174	38,335
China Telecom Corp. Ltd.	81,146,312	26,778
Bank of Communications Ltd. Class H	33,583,000	21,133
China Merchants Holdings International Co. Ltd.	6,642,000	20,158
Ping An Insurance (Group) Co. of China Ltd.	5,956,500	19,945
CITIC Pacific Ltd.	6,401,000	18,734
Cosco Pacific Ltd.	6,394,504	14,246
China Resources Enterprise Ltd.	6,049,659	13,330
Aluminum Corp. of China Ltd.	18,379,000	12,291
Huaneng Power International, Inc. H Share	17,900,000	11,600
China Overseas Land & Investment Ltd.	18,603,620	10,901
Fujian Zijin Mining Industry Co., Ltd.	18,778,000	10,002
* Semiconductor Manufacturing International Corp.	69,070,000	9,157
Denway Motors Ltd.	28,366,333	9,127
Yanzhou Coal Mining Co. Ltd. H Shares	11,472,800	8,104
Jiangxi Copper Co. Ltd.	8,080,000	7,738
TPV Technology Ltd.	6,690,000	6,632
Sinopec Shanghai Petrochemical Co. Ltd.	13,510,000	6,576
Lenovo Group Ltd.	19,822,000	6,389
* Dongfeng Motor Corp.	14,084,725	6,308
China Mengniu Dairy Co., Ltd.	5,181,076	6,269
China Shipping Development Co.	7,547,578	6,260
Shanghai Electric Group Co., Ltd. Class H	16,449,584	6,153
Hopson Development Holdings Ltd.	3,156,000	6,100
China Resources Power Holdings Co. Ltd.	6,736,000	5,517
Guangdong Investment Ltd.	13,988,000	5,457
Air China Ltd.	14,092,353	5,419
PICC Property and Casualty Co. Ltd.	14,038,601	5,331
Guangzhou R&F Properties Co., Ltd.	1,109,400	5,317
Beijing Datang Power Generation Co. Ltd.	8,335,245	5,256
Chaoda Modern Agriculture Holdings Ltd.	9,610,382	5,198
Zhejiang Expressway Co., Ltd.	8,280,000	5,084
Shanghai Industrial Holding Ltd.	2,568,231	5,006
China International Marine Containers (Group) Co., Ltd.	3,829,000	4,844
China COSCO Holdings Co., Ltd.	9,225,500	4,466
GOME Electrical Appliances Holdings Ltd.	4,729,000	4,294
Anhui Conch Cement Co. Ltd.	2,543,050	4,270
Beijing Capital International Airport Co., Ltd.	6,736,000	4,200
Jiangsu Expressway Co. Ltd. H Share	7,153,080	4,146
Agile Property Holdings, Inc.	7,019,417	4,128
Angang New Steel Co. Ltd.	5,216,000	4,115
Li Ning Co., Ltd.	3,848,000	3,829
Sinochem Hong Kong Holdings Ltd.	10,154,000	3,764
The Guangshen Railway Co., Ltd.	8,429,623	3,415
China Travel International	14,845,578	3,406
China Resources Land Ltd.	6,340,000	3,381
Guangzhou Investment Co. Ltd.	19,436,000	3,381
Xinao Gas Holdings Ltd.	3,424,000	3,260
China Shipping Container Lines Co. Ltd.	12,117,347	3,200
Maanshan Iron and Steel Co. Ltd.	10,090,000	3,156
* Hunan Non-Ferrous Metal Corp., Ltd.	7,928,000	3,050
Weiqiao Textile Co. Ltd.	2,408,863	2,966
Sinotrans Ltd.	9,002,880	2,746
Global Bio-chem Technology Group Co. Ltd.	8,112,000	2,728
ZTE Corp.	926,800	2,721
* China Everbright Ltd.	4,122,000	2,518
FU JI Food & Catering Services	1,287,000	2,301
Tsingtao Brewery Co., Ltd.	1,896,000	2,187
* Brilliance China Automotive Holdings Ltd.	14,041,000	2,180
* BYD Co. Ltd.	896,576	2,160
Shenzhen Expressway Co. Ltd.	4,374,000	2,136
Huadian Power International Corp. Ltd.	8,184,000	2,117
COFCO International Ltd.	3,624,332	2,090
Shanghai Forte Land Co., Ltd.	6,200,000	2,044
Beijing Enterprises Holdings Ltd.	1,270,000	2,008
Guangdong Electric Power Development Co., Ltd.	4,088,157	1,893
Travelsky Technology Ltd.	1,658,000	1,879
Shenzhen Investment Ltd.	6,459,000	1,822
Weichai Power Co., Ltd. Class H	760,920	1,810
* Sinopec Yizheng Chemical Fibre Co., Ltd.	7,962,000	1,578
* China Southern Airlines Co. Ltd.	6,998,208	1,566
Zhejiang Southeast Electric Power Co., Ltd.	4,075,991	1,566
* China Eastern Airlines Corp. Ltd.	9,202,000	1,336
* TCL International Holdings Ltd.	8,105,000	710
* China Overseas Land & Investment Ltd. Warrants. Exp. 7/18/07	2,315,452	15

		1,043,596

Czech Republic (1.0%)
Ceske Energeticke Zavody a.s	1,207,186	44,256
* Cesky Telecom a.s	654,647	14,364
Komercni Banka a.s	88,290	12,960
* Central European Media Enterprises Ltd.	142,296	8,537
Zentiva NV	133,393	6,918
* Unipetrol a.s	441,359	4,061
Philip Morris CR a.s	4,067	2,270

		93,366

Hungary (1.3%)
MOL Hungarian Oil and Gas Nyrt	412,693	45,891
OTP Bank Rt	1,470,798	43,838
Richter Gedeon Rt	81,119	17,174
* Magyar Tavkozlesi Rt	2,724,861	11,435
BorsodChem Rt	264,919	3,523

		121,861

India (7.0%)
Infosys Technologies Ltd.	2,557,835	91,174
Reliance Industries Ltd.	3,668,226	77,192
Housing Development Finance Corp. Ltd.	1,079,089	27,314
ICICI Bank Ltd.	2,222,935	26,532
Oil and Natural Gas Corp. Ltd.	996,576	25,141
ITC Ltd.	6,367,192	22,911
Hindustan Lever Ltd.	4,487,097	22,463
* Reliance Communication Ventures	3,918,003	22,152
Satyam Computer Services Ltd.	1,186,750	19,276
HDFC Bank Ltd.	1,092,085	18,644
ICICI Bank Ltd. ADR	696,307	18,188
Tata Motors Ltd.	1,097,202	17,505
Bharat Heavy Electricals Ltd.	342,099	15,048
Tata Consultancy Services Ltd.	740,942	14,912
Larsen & Toubro Ltd.	302,982	14,389
Wipro Ltd.	1,067,907	11,264
Mahindra & Mahindra Ltd.	797,489	10,115
Hindalco Industries Ltd.	2,835,717	9,787
Bajaj Auto Ltd.	176,793	9,354
* Grasim Industries Ltd.	208,224	9,304
Tata Iron and Steel Co. Ltd.	773,638	8,258
Gail India Ltd.	1,477,551	7,684
Dr. Reddy's Laboratories Ltd.	243,640	7,326
Gujarat Ambuja Cements Ltd.	3,175,720	7,142
* Hero Honda Motors Ltd.	465,202	7,061
Maruti Udyog Ltd.	403,769	6,843
Ranbaxy Laboratories Ltd.	846,040	6,797
I-Flex Solutions Ltd.	223,419	6,390
Zee Telefilms Ltd.	1,081,841	6,119
Reliance Energy Ltd.	621,541	6,052
Reliance Capital Ltd.	650,555	5,852
Associated Cement Cos. Ltd.	302,203	5,483
Cipla Ltd.	1,040,644	5,279
Sun Pharmaceutical Industries Ltd.	272,369	4,779
Siemens India Ltd.	235,795	4,494
Indian Hotels Co. Ltd.	173,036	4,334
Tata Power Co. Ltd.	403,674	4,245
UTI Bank Ltd.	654,521	4,191
Kotak Mahindra Bank	666,592	4,065
State Bank of India	225,083	3,925
Bharat Forge Ltd.	579,736	3,752
Indiabulls Financial Services Ltd.	653,658	3,451
ABB (India) Ltd.	59,738	3,117
Bajaj Hindusthan Ltd.	412,751	2,946
Nestle India Ltd.	135,866	2,914
Tata Tea Ltd.	161,784	2,895
* Bharat Petroleum Corp. Ltd.	429,556	2,891
Mahanagar Telephone Nigam Ltd.	942,687	2,850
Ultratech Cemco Ltd.	182,275	2,832
Satyam Computer Services Ltd. ADR	75,850	2,674
HDFC Bank Ltd. ADR	48,890	2,647
GlaxoSmithKline Pharmaceuticals (India) Ltd.	119,388	2,566
Indian Petrochemicals Corp., Ltd.	451,911	2,403
Hindustan Petroleum Corp., Ltd.	475,618	2,303
Jindal Steel& Power Ltd.	71,158	2,276
Asian Paints (India) Ltd.	172,273	2,258
Bharat Electronics Ltd.	92,841	2,234
Videsh Sanchar Nigam Ltd.	274,114	2,097
Jaiprakash Associates Ltd.	259,959	2,058
Infrastructure Development Finance Co., Ltd.	1,607,859	1,896
Bank of Baroda	382,116	1,826
Glenmark Pharmaceuticals Ltd.	273,181	1,790
State Bank of India-GDR	39,000	1,667
Colgate-Palmolive (India) Ltd.	195,686	1,555
Ashok Leyland Ltd.	2,042,155	1,537
Matrix Laboratories Ltd.	261,708	1,421
*^ Dr. Reddy's Laboratories Ltd. ADR	45,970	1,397
Nicholas Piramal India Ltd.	301,577	1,298
Moser Baer India Ltd.	299,320	1,173
^ Wipro Ltd. ADR	92,944	1,159
Jet Airways (India) Ltd.	98,118	1,068
Biocon Ltd.	146,750	1,048
Arvind Mills Ltd.	715,046	844
Britannia Industries Ltd.	35,212	830
Infosys Technologies Ltd. ADR	15,374	632
Mahanagar Telephone Nigam Ltd. ADR	82,463	513
*^ Videsh Sanchar Nigam Ltd. ADR	30,318	474

		672,276

Indonesia (1.8%)
PT Telekomunikasi Indonesia Tbk	58,707,665	48,606
PT Bank Central Asia Tbk	35,532,260	16,382
PT Bank Rakyat Indonesia Tbk	31,415,000	14,832
PT Perusahaan Gas Negara Tbk	10,469,338	13,632
PT Astra International Tbk	11,749,148	12,454
PT Bumi Resources Tbk	95,744,000	8,774
PT Bank Mandiri Tbk	35,368,835	6,876
PT Indonesian Satellite Corp. Tbk	14,213,763	6,697
PT Bank Danamon Tbk	10,014,902	4,701
PT United Tractors Tbk	7,441,166	4,598
PT Unilever Indonesia Tbk	8,962,500	4,186
* PT Kalbe Farma Tbk	26,840,196	3,563
PT Gudang Garam Tbk	3,362,100	3,456
PT Indofood Sukses Makmur Tbk	24,485,952	2,846
PT Berlian Laju Tanker Tbk	13,326,500	2,617
PT International Nickel Indonesia Tbk	1,146,500	2,522
PT Indocement Tunggal Prakarsa Tbk (Local)	5,387,500	2,497
PT Semen Gresik Tbk	871,232	2,446
PT Bank International Indonesia Tbk	111,448,500	2,217
PT Aneka Tambang Tbk	3,818,815	2,195
PT Astra Agro Lestari Tbk	2,223,680	2,049
* PT Energi Mega Persada Tbk	25,178,113	1,835
* PT Bank Indonesia Tbk	28,410,724	1,349
Ramayana Lestari Sentosa PT Tbk	14,168,120	1,235
* PT Bank Pan Indonesia Tbk Rights Exp. 8/29/06	7,066,431	62

		172,627

Israel (3.2%)
Teva Pharmaceutical Industries Ltd.	3,993,392	132,272
Bank Hapoalim Ltd.	5,492,823	24,576
* Check Point Software Technologies Ltd.	1,160,767	19,501
Bank Leumi Le-Israel	4,942,068	17,520
Israel Chemicals Ltd.	2,972,350	14,101
Makhteshim-Agan Industries Ltd.	1,835,897	8,694
* NICE Systems Ltd.	284,146	7,450
Bezeq Israeli Telecommunication Corp., Ltd.	6,046,986	7,220
*^ M-Systems Flash Disk Pioneers Ltd.	197,198	7,099
The Israel Corp. Ltd.	13,276	5,443
* Israel Discount Bank Ltd.	2,570,218	4,226
* United Mizrahi Bank Ltd.	706,102	4,142
* Orbotech Ltd.	186,520	4,021
Africa-Israel Investments Ltd.	68,729	3,773
Partner Communications Co. Ltd.	399,880	3,722
* Lipman Electronic Engineering Ltd.	122,334	3,276
Elbit Systems Ltd.	120,725	3,251
IDB Development Corp. Ltd.	116,762	3,218
* Koor Industries Ltd.	56,393	2,705
Discount Investment Corp. Ltd.	108,855	2,552
* ECI Telecom Ltd.	303,143	2,031
* Audiocodes Ltd.	197,892	1,920
Harel Insurance Investments Ltd.	45,542	1,907
Clal Industries and Investments Ltd.	366,660	1,883
Clal Insurance Enterprise Holdings Ltd.	97,482	1,818
* Syneron Medical Ltd.	87,075	1,684
* Retalix Ltd.	92,612	1,682
* Alvarion Ltd.	306,251	1,635
* Super Sol Ltd.	558,586	1,533
Migdal Insurance Holdings Ltd.	1,309,356	1,487
Strauss-Elite Ltd.	152,429	1,464
Tadiran Communications Industries	42,545	1,433
* Given Imaging Ltd.	86,632	1,431
* Radware Ltd.	99,641	1,197
* Aladdin Knowledge Systems	69,222	1,009

		302,876

Mexico (7.0%)
America Movil SA de CV	91,402,920	163,977
* Cemex SA CPO	37,328,336	106,134
Telefonos de Mexico SA	49,777,586	58,667
Wal-Mart de Mexico SA	18,058,282	56,197
Grupo Televisa SA CPO	13,601,990	50,576
Fomento Economico Mexicano UBD	4,146,181	36,621
America Movil SA de CV Series A	16,666,131	29,807
Grupo Financerio Banorte SA de CV	7,678,276	21,212
Grupo Mexico SA de CV	6,077,387	19,760
Grupo Modelo SA	3,030,225	13,340
Telefonos de Mexico SA Series A	11,110,754	13,044
Kimberly Clark de Mexico SA de CV Series A	2,804,789	10,722
* Corporacion GEO, SA de CV	2,477,975	9,848
Alfa SA de CV Series A	1,859,085	9,511
Grupo Carso SA de CV Series A1	3,497,413	9,428
Grupo Aeroportuario del Pacifico SA ADR	229,000	6,854
* Empresas ICA SA de C.V	2,113,111	6,683
Grupo Bimbo SA	1,728,315	5,555
* Desarrolladora Homex SA de C.V	880,855	5,449
Coca-Cola Femsa SA de CV	1,597,645	4,836
Grupo Aeroportuario del Sureste SA de CV	1,399,219	4,768
Industrias Penoles SA Series CP	586,095	4,722
TV Azteca SA CPO	6,919,716	4,652
Consorcio ARA SA de CV	963,400	4,405
* URBI Desarrollos Urbanos SA de CV	1,557,865	4,065
Controladora Comercial Mexicana SA de CV (Units)	1,977,438	3,908
* Carso Infraestructura y Construccion, SA	4,154,504	2,732
* Cemex SA de CV ADR	60,000	1,699
Grupo Aeroportuario del Pacifico SA	215,699	645

		669,817

Peru (0.6%)
^ Southern Peru Copper Corp. (U.S. Shares)	147,585	14,242
Compania de Minas Buenaventura S.A.u	415,118	12,007
Southern Peru Copper Corp.	109,775	10,648
Credicorp Ltd.	304,581	9,396
Minsur SA	2,189,497	3,177
Compania de Minas Buenaventura S.A.u. ADR	103,589	3,016
* Volcan Compania Minera SA	1,780,584	2,748

		55,234

Phillipines (0.6%)
Philippine Long Distance Telephone Co.	316,457	12,594
Ayala Land, Inc.	25,160,716	6,713
Bank of Philippine Islands	6,224,856	6,534
Ayala Corp.	602,826	4,980
SM Investments Corp.	774,640	3,418
SM Prime Holdings, Inc.	20,220,799	3,224
Globe Telecom, Inc.	158,449	3,017
* Equitable PCI Bank, Inc.	1,691,300	2,873
Metropolitan Bank & Trust Co.	2,840,531	2,155
San Miguel Corp. Class B	1,418,531	2,067
Jollibee Foods Corp.	2,138,400	1,394
First Philippine Holdings Corp.	1,422,068	1,271
* Banco De Oro	1,730,491	1,127
Petron Corp.	12,035,146	1,041
Megaworld Corp.	34,830,400	1,000
* Manila Electric Co.	1,895,393	911
* Filinvest Land, Inc.	24,165,647	677

		54,996

Poland (2.2%)
Polski Koncern Naftowy SA	1,883,364	36,976
Powszechna Kasa Oszczednosci Bank Polski SA	2,349,178	31,061
Bank Polska Kasa Opieki Grupa Pekao SA	440,589	30,332
Telekomunikacja Polska SA	4,111,054	28,201
KGHM Polska Miedz SA	646,072	25,130
Bank Przemyslowo Handlowy PBK SA	50,677	13,520
Bank Zachodni WBK SA	128,690	8,550
Polish Oil & Gas	6,929,877	7,649
* Global Trade Centre SA	63,779	6,019
* TVN SA	150,409	5,186
* Bank Rozwoju Eksportu SA	50,972	3,554
Prokom Software SA	66,128	3,189
Agora SA	246,352	2,949
* Orbis SA	165,835	2,689
Grupa Kety SA	52,264	2,487
Mondi Packaging Paper Swieci SA	76,185	1,754
* Budimex SA	68,127	1,457
Polska Grupa Farmaceutyczna	58,404	1,235
Computerland SA	34,491	1,084
Softbank SA	69,082	960
Boryszew SA	109,625	874
* Debica SA	37,149	746

		215,602

South Africa (10.3%)
Sasol Ltd.	3,378,801	122,954
Standard Bank Group Ltd.	7,110,877	78,288
Impala Platinum Holdings Ltd.	372,112	68,666
Gold Fields Ltd.	2,881,537	59,714
MTN Group Ltd.	7,780,699	59,516
AngloGold Ltd.	883,619	42,681
FirstRand Ltd.	16,396,343	40,804
Anglo Platinum Ltd.	381,866	39,125
Telkom South Africa Ltd.	1,745,704	32,905
Naspers Ltd.	1,739,314	30,609
Sanlan Ltd.	13,324,210	29,503
* Harmony Gold Mining Co., Ltd.	1,952,124	27,865
Bidvest Group Ltd.	1,502,108	21,639
Barloworld Ltd.	1,268,156	21,149
Imperial Holdings Ltd.	1,087,866	20,947
Tiger Brands Ltd.	938,932	20,315
Nedbank Group Ltd.	1,161,455	18,419
Sappi Ltd.	1,187,338	16,693
Steinhoff International Holdings Ltd.	5,286,984	16,234
Mittal Steel South Africa Ltd.	1,168,372	11,785
Edgars Consolidated Stores Ltd.	2,822,393	11,198
Network Healthcare Holdings Ltd.	7,428,178	10,397
Reunert Ltd.	1,029,219	9,861
African Bank Investments Ltd.	2,757,559	9,839
JD Group Ltd.	1,045,433	9,615
Investec Ltd.	193,856	9,504
Truworths International Ltd.	2,736,619	8,883
Shoprite Holdings Ltd.	2,510,153	8,796
Woolworths Holdings Ltd.	4,601,044	8,723
Massmart Holdings Ltd.	1,173,154	8,036
Nampak Ltd.	3,036,596	7,883
Foschini Ltd.	1,205,223	7,713
Aveng Ltd.	2,334,167	7,272
Liberty Group Ltd.	653,497	7,046
Kumba Resources Ltd.	360,382	6,655
Murray & Roberts Holdings Ltd.	1,754,363	6,376
Aspen Pharmacare Holdings Ltd.	1,232,999	6,265
Ellerine Holdings Ltd.	613,486	5,837
Metropolitan Holdings Ltd.	3,354,637	5,757
Pick'n Pay Stores Ltd.	1,284,869	5,375
Spar Group Ltd.	1,005,404	5,146
Alexander Forbes Ltd.	2,077,486	4,416
Tongaat-Hulett Group Ltd.	305,171	4,357
Pretoria Portland Cement Co., Ltd.	78,970	4,211
Allan Gray Property Trust	5,914,282	4,051
Consol Ltd.	1,838,978	3,978
AVI Ltd.	1,856,823	3,963
Lewis Group Ltd.	554,580	3,877
Grindrod Ltd.	1,898,190	3,307
* Super Group Ltd.	1,711,734	2,767

		980,915

South Korea (19.8%)
Samsung Electronics Co., Ltd.	568,686	361,641
Kookmin Bank	1,653,985	143,068
POSCO	314,042	77,492
Hyundai Motor Co. Ltd.	862,311	66,013
1 Samsung Electronics Co., Ltd. GDR	187,966	59,912
Samsung Electronics Co., Ltd. Pfd.	121,983	57,998
Shinhan Financial Group Ltd.	1,086,922	53,454
Korea Electric Power Corp.	1,264,371	47,442
SK Corp.	615,063	43,095
Shinsegae Co., Ltd.	79,546	39,281
KT & G Corp.	639,450	38,546
SK Telecom Co., Ltd.	179,356	37,522
LG Electronics Inc.	528,950	31,000
Hyundai Heavy Industries Co., Inc.	256,560	30,337
Hana Financial Group Inc.	638,392	28,517
KT Corp.	688,514	28,279
Samsung Fire & Marine Insurance Co.	206,296	27,828
Hyundai Mobis	313,605	26,017
* POSCO ADR	410,834	25,365
Samsung Heavy Industries Co. Ltd.	975,000	23,979
* NHN Corp.	209,526	23,266
Samsung Corp.	748,110	20,932
* Kookmin Bank-Spon ADR	237,641	20,494
S-Oil Corp.	253,912	17,864
* LG. Philips LCD Co., Ltd.	504,484	17,758
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	536,490	16,913
Hyundai Development Co.	359,230	16,681
Lotte Shopping Co., Ltd.	48,327	16,586
Korea Telecom Freetel	556,143	16,552
Samsung Securities Co. Ltd.	299,750	16,236
Kia Motors	1,070,650	15,979
Daewoo Engineering & Construction Co., Ltd.	855,955	14,622
GS Engineering & Construction Corp.	200,140	13,434
Samsung SDI Co. Ltd.	191,556	12,784
Daegu Bank	703,685	12,702
* Samsung Electro-Mechanics Co.	335,000	11,912
* Hyundai Engineering & Construction Co., Ltd.	214,528	10,654
Kangwon Land Inc.	599,698	10,568
Woori Investment & Securities Co., Ltd.	520,029	10,416
CJ Corp.	101,620	10,321
Hyundai Motor Co.	210,871	10,142
SK Telecom Co. Ltd. ADR	427,297	10,003
Daewoo International Corp.	239,627	9,786
Daelim Industrial Co.	146,320	9,704
Cheil Industrial, Inc.	252,280	9,270
Daewoo Securities Co., Ltd.	639,450	9,262
Pusan Bank	698,985	9,175
LG Chem Ltd.	252,822	9,056
Samsung Techwin Co., Ltd.	259,804	8,623
Samsung Engineering Co., Ltd.	179,391	8,287
* Amorepacific Corp.	19,397	8,139
*^ Shinhan Financial Group Co., Ltd. ADR	81,053	7,977
Korea Investment Holdings Co., Ltd.	208,140	7,804
Hanjin Heavy Industries Co. Ltd.	255,260	7,217
Hyundai Securities Co.	626,919	7,079
* Korea Exchange Bank	543,990	7,055
Hankook Tire Co. Ltd.	589,400	6,903
Korea Electric Power Corp. ADR	358,262	6,857
LG International Corp.	305,920	6,789
Korean Air Co. Ltd.	200,448	6,671
Kumkang Korea Chemical Co., Ltd.	26,622	6,436
Hite Brewery Co., Ltd.	53,978	6,410
Hyundai Mipo Dockyard Co., Ltd.	67,478	6,347
* Tong Yang Investment Bank	456,125	6,296
Korea Zinc Co., Ltd.	68,975	6,118
Yuhan Corp.	40,812	6,105
Hyundai Department Store Co., Ltd.	82,758	6,008
Hanjin Shipping Co., Ltd.	301,530	5,922
Lotte Confectionery Co., Ltd.	4,396	5,663
Doosan Infracore Co., Ltd.	330,830	5,417
* Hyundai Autonet Co., Ltd.	521,392	5,274
Hyundai Marine & Fire Insurance Co., Ltd.	402,186	5,131
Woongjin Coway Co., Ltd.	228,409	5,112
ORION Corp.	19,909	4,994
Mirae Asset Securities Co., Ltd.	87,300	4,952
LG Household & Health Care Ltd.	61,482	4,737
Korean Reinsurance Co.	409,898	4,717
S1 Corp.	106,840	4,672
Lotte Chilsung Beverage Co., Ltd.	3,478	4,500
Nong Shim Co. Ltd.	17,850	4,260
Daishin Securities Co.	228,417	4,194
Cheil Communications Inc.	20,736	4,164
KT Corp. ADR	192,779	4,158
Dongbu Insurance Co., Ltd.	199,065	4,122
Honam Petrochemical Corp.	80,620	4,060
* NCsoft Corp.	80,425	3,885
LS Cable Ltd.	108,650	3,833
Dongkuk Steel Mill Co., Ltd.	222,150	3,476
LG Electronics Inc.	96,780	3,418
Hanmi Pharm Co., Ltd.	33,395	3,352
LG Petrochemical Co., Ltd.	152,510	3,127
* Asiana Airlines	492,697	3,072
Hanwha Chemical Corp.	308,920	2,869
Poongsan Corp.	126,290	2,703
* Daum Communications Corp.	44,831	2,279
Samsung Fine Chemicals Co., Ltd.	93,960	2,095
* Hyosung Corp.	126,753	2,029
Dae Duck Electronics Co.	205,043	1,813
Pacific Corp.	11,839	1,517

		1,888,496

Taiwan (14.6%)
Taiwan Semiconductor Manufacturing Co., Ltd.	105,397,669	178,226
Hon Hai Precision Industry Co., Ltd.	18,867,090	111,804
Cathay Financial Holding Co.	29,856,980	63,836
United Microelectronics Corp.	93,251,658	51,335
* Nan Ya Plastic Corp.	28,090,574	40,060
High Tech Computer Corp.	1,752,720	38,952
China Steel Corp.	47,789,482	38,385
Chunghwa Telecom Co., Ltd.	20,346,000	37,495
MediaTek Inc.	4,037,491	36,780
* AU Optronics Corp.	23,065,232	33,475
Mega Financial Holding Co. Ltd.	49,786,224	33,293
Formosa Plastic Corp.	23,391,289	32,289
* Asustek Computer Inc.	13,124,421	29,480
Chinatrust Financial Holding	31,093,023	24,212
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,718,982	23,574
Formosa Chemicals & Fibre Corp.	16,157,276	22,707
Chi Mei Optoelectronics Corp.	19,484,464	22,181
Delta Electronics Inc.	7,875,369	21,215
* China Development Financial Holding Corp.	51,307,684	19,815
Acer Inc.	12,533,599	17,487
First Financial Holding Co., Ltd.	23,896,300	17,106
Fubon Financial Holding Co., Ltd.	21,263,100	16,819
* Compal Electronics Inc.	17,706,460	16,129
SinoPac Holdings	31,574,214	15,382
* Taishin Financial Holdings	26,926,678	14,802
Advanced Semiconductor Engineering Inc.	16,221,670	14,378
* Chang Hwa Commercial Bank	22,410,094	14,367
Quanta Computer Inc.	9,433,603	13,472
Hau Nan Financial Holdings Co., Ltd.	19,124,695	13,109
Taiwan Cellular Corp.	14,131,360	13,065
Catcher Technology Co., Ltd.	1,158,000	11,837
Foxconn Technology Co., Ltd.	1,637,600	11,819
Novatek Microelectronics Corp., Ltd.	2,378,485	11,679
Uni-President Enterprises Co.	14,637,590	11,539
Lite-On Technology Corp.	8,487,550	11,458
Largan Precision Co., Ltd.	526,227	11,086
Far Eastern Textile Ltd.	13,219,975	9,946
Yuanta Core Pacific Securities Co.	14,952,300	9,519
E.Sun Financial Holding Co., Ltd.	15,068,272	9,110
* Siliconware Precision Industries Co.	7,185,786	8,651
Pou Chen Corp.	10,111,329	8,149
Taiwan Cement Corp.	10,216,789	7,534
Shin Kong Financial Holdings Co.	6,738,628	7,005
* Tatung Co., Ltd.	19,701,000	6,850
^ United Microelectronics Corp. ADR	2,172,327	6,626
* BENQ Corp.	12,208,692	6,613
Quanta Display Inc.	16,552,254	6,468
Taiwan Fertilizer Co., Ltd.	4,022,000	6,440
* Walsin Lihwa Corp.	15,555,970	6,194
President Chain Store Corp.	2,666,985	5,581
Asia Cement Corp.	7,573,642	5,503
* Winbond Electronics Corp.	19,375,000	5,427
* Chunghwa Picture Tubes, Ltd.	23,825,097	5,098
*^ AU Optronics Corp. ADR	337,258	4,971
* Asia Optical Co., Inc.	935,553	4,796
* Macronix International Co., Ltd.	16,040,486	4,780
* Cheng Uei Precision Industry Co., Ltd.	1,261,000	4,734
Inventec Co., Ltd.	8,021,535	4,725
* Mitac International Corp.	5,042,961	4,708
* Yageo Corp.	13,382,520	4,532
Wintek Corp.	4,955,607	4,520
Realtek Semiconductor Corp.	3,818,194	4,452
Yulon Motor Co., Ltd.	4,178,676	4,452
Advantech Co., Ltd.	1,434,939	4,383
Phoenix Precision Technology Corp.	3,255,584	4,263
Premier Image Technology Corp.	2,877,815	4,127
Compal Communications, Inc.	1,042,800	4,106
* CMC Magnetics Corp.	15,938,700	4,099
* Via Technologies Inc.	5,455,379	4,078
Chunghwa Telecom Co., Ltd. ADR	218,577	4,059
Yang Ming Marine Transport	6,649,985	3,992
Eternal Chemical Co., Ltd.	2,675,871	3,925
Evergreen Marine Corp.	5,600,822	3,789
Ya Hsin Industrial Co., Ltd.	4,954,817	3,744
D-Link Corp.	3,711,195	3,646
Synnex Technology International Corp.	4,105,028	3,610
* HannStar Display Corp.	25,117,491	3,542
* Cathay Construction Corp.	5,260,779	3,389
Wan Hai Lines Ltd.	5,449,791	3,377
Fuhwa Financial Holdings Co., Ltd.	7,370,754	3,307
Teco Electric & Machinery Co., Ltd.	9,412,000	3,232
Polaris Securities Co., Ltd.	7,247,377	3,196
Fu Sheng Industrial Co., Ltd.	3,486,887	3,141
Inventec Appliances Corp.	1,134,900	3,048
China Airlines	6,730,848	2,981
EVA Airways Corp.	7,143,879	2,788
Zyxel Communications Corp.	1,888,986	2,788
* Ritek Corp.	12,550,194	2,781
Cheng Shin Rubber Industry Co., Ltd.	3,373,416	2,771
China Motor Co., Ltd.	3,136,974	2,707
Taiwan Glass Industrial Corp.	3,900,207	2,701
Waterland Financial Holdings	8,822,000	2,693
Taiwan Secom Corp., Ltd.	1,443,412	2,531
* Yuen Foong Yu Paper Manufacturing Co., Ltd.	6,702,478	2,517
U-Ming Marine Transport Corp.	2,550,600	2,487
* Formosa Taffeta Co., Ltd.	4,362,616	2,264
* Compeq Manufacturing Co., Ltd.	5,365,750	2,252
Kinpo Electronics, Inc.	6,104,477	2,152
^ Advanced Semiconductor Engineering Inc. ADR	477,049	2,151
Phoenixtec Power Co., Ltd.	2,109,430	2,122
Optimax Technology Corp.	2,427,220	2,033
Gigabyte Technology Co., Ltd.	3,308,626	1,988
Micro-Star International Co., Ltd.	3,576,394	1,959
Yieh Phui Enterprise	5,123,923	1,910
* Giant Manufacturing Co., Ltd.	1,169,270	1,743
Oriental Union Chemical Corp.	2,878,016	1,635
* Siliconware Precision Industries Co. ADR	253,533	1,534
Nien Made Enterprise Co., Ltd.	1,661,800	1,526
* Accton Technology Corp.	3,136,116	1,508

		1,396,607

Thailand (1.9%)
PTT Public Co., Ltd. (Foreign)	4,914,272	30,649
PTT Exploration & Production Public Co. Ltd. (Local)	6,748,530	20,866
Bangkok Bank Public Co. Ltd. (Foreign)	5,431,272	15,222
Advanced Info Service Public Co. Ltd. (Foreign)	5,309,440	12,348
Kasikornbank Public Co. Ltd. (Foreign)	6,772,036	11,455
Siam Cement Public Co. Ltd. (Foreign)	1,741,440	10,404
Siam Commercial Bank Public Co. Ltd. (Foreign)	4,880,791	7,417
Bangkok Bank Public Co. Ltd. (Local)	2,098,644	5,601
Kasikornbank Public Co., Ltd. (Local)	3,059,400	4,975
Krung Thai Bank Public Co. Ltd. (Foreign)	16,527,026	4,761
Siam Cement Public Co. Ltd. (Local)	746,690	4,184
Airports of Thailand Public Co. Ltd. (Foreign)	2,526,900	3,907
PTT Chemical PCL (Local)	1,587,415	3,524
Thai Airways International Public Co. Ltd.	2,969,300	3,178
Banpu Public Co. Ltd. (Foreign)	797,311	2,929
Charoen Pokphand Foods Public Co., Ltd. (Foreign)	17,748,012	2,509
Land and Houses Public Co. Ltd. (Foreign)	12,142,200	2,390
* True Corp. Public Co. Ltd. (Foreign)	9,616,200	2,287
Glow Energy Public Co. Ltd. (Foreign)	2,844,900	2,256
BEC World Public Co. Ltd. (Foreign)	5,286,030	2,221
Land and Houses Public Co. Ltd. (Local)	11,656,500	2,142
C.P. 7-Eleven Public Co. Ltd. (Foreign)	11,677,000	2,098
Hana Microelectronics Public Co. Ltd. (Foreign)	3,237,500	2,088
Siam City Cement Public Co. Ltd. (Local)	352,906	2,014
Central Pattana Public Co. Ltd. (Foreign)	3,613,400	1,814
Ratchaburi Electricity Generating Holding Public Co. Ltd.	1,739,900	1,563
Thanachart Capital Public Co. Ltd. (Foreign)	3,636,330	1,307
* Sahaviriya Steel Industries Public Co., Ltd.	32,548,500	1,110
Bangkok Expressway Public Co. Ltd. (Foreign)	1,992,400	1,106
Electricity Generating Public Co. Ltd. (Local)	551,700	1,094
Precious Shipping Public Co. Ltd. (Foreign)	1,168,254	1,088
Italian-Thai Development Public Co. Ltd. (Foreign)	7,406,018	1,028
Delta Electronics (Thailand) Public Co. Ltd. (Foreign)	2,222,450	987
Electricity Generating Public Co. Ltd. (Foreign)	493,848	984
Siam Makro Public Co. Ltd. (Foreign)	497,500	914
The Aromatics (Thailand) PLC (Foreign)	1,208,000	862
Kiatnakin Finance Public Co. Ltd. (Foreign)	1,158,600	850
TISCO Finance Public Co. Ltd. (Foreign)	1,074,013	681
Bangkok Bank Public Co. Ltd. NVDR	242,300	647
Kim Eng Securities Thailand Public Co. Ltd. (Foreign)	1,170,000	634
Thai Union Frozen Products Public Co. Ltd. (Foreign)	896,150	568
Thai Union Frozen Products Public Co. Ltd. (Local)	784,050	474
Sino Thai Engineering & Construction PCL (Foreign)	2,822,100	406
Ratchaburi Electricity Generating Holding Public Co. Ltd. (Foreign)	377,200	339
* True Corp. Public Co. Ltd. (Local)	1,259,400	300
Tisco Bank Public Co., Ltd. (Local)	474,300	278
C.P. 7-Eleven Public Co. Ltd. (Local)	981,700	177
Banpu Public Co. Ltd. (Local)	43,800	161
Kim Eng Securities Thailand Public Co., Ltd. (Local)	262,300	142
Delta Electronics (Thailand) Public Co. Ltd. (Local)	309,300	137
Siam Cement Public Co. Ltd. NVDR	24,200	136
Siam Makro Public Co. Ltd.	63,200	116
PTT Public Co., Ltd. (Local)	14,000	87
PTT Exploration and Production Public Co. Ltd. (Local)	20,400	63
Electricity Generating Public Co. Ltd. NVDR	30,600	61
Advanced Info Service Public Co., Ltd. (Local)	16,800	39
Siam Commercial Bank Public Co. Ltd. (Local)	16,400	25
Krung Thai Bank Public Co. Ltd. (Local)	67,192	19
Airports of Thailand Public Co. Ltd. (Local)	10,800	17
PTT Chemical PCL (Local)	6,000	13
Thai Airways International Public Co. Ltd. (Local)	10,000	11
Charoen Pokphand Foods Public Co. Ltd. (Local)	60,000	8
Hana Microelectronics Public Co. Ltd. (Local)	12,400	8
Precious Shipping Public Co., Ltd. (Local)	8,000	7
Thanachart Capital Public Co. Ltd. (Local)	19,200	7
Siam City Cement Public Co. Ltd. (Local)	1,200	7
Italian-Thai Development Public Co. Ltd. (Local)	38,000	5
* Sahaviriya Steel Industries Public Co. Ltd. (Lcl)	131,600	5
Aromatics (Thailand) Public Co. Ltd. (Local)	4,800	3
True Corp. Public Co. Ltd. Warrants Exp. 4/30/10	1,020,789	-

		181,713

Turkey (1.8%)
Akbank T.A.S	4,484,481	21,484
Turkiye Is Bankasi A.S. C Shares	4,013,504	21,374
Turkiye Garanti Bankasi A.S	5,503,780	15,737
Tupras-Turkiye Petrol Rafinerileri A.S	728,442	13,726
Turkcell Iletisim Hizmetleri A.S	2,554,747	11,416
Turkiye Vakiflar Bankasi TAO	2,228,233	9,331
Anadolu Efes Biracilik ve Malt Sanayii A.S	326,536	8,688
Haci Omer Sabanci Holding A.S	2,642,751	8,350
Dogan Sirketler Grubu Holding A.S	1,511,366	6,174
* Yapi ve Kredi Bankasi A.S	3,849,845	6,031
Eregli Demir ve Celik Fabrikalari A.S	1,146,067	5,833
* KOC Holding A.S	1,372,907	4,756
* Dogan Yayin Holding A.S	1,250,757	4,222
* Migros Turk A.S	464,995	3,743
Arcelik A.S	587,221	3,646
Ford Otomotiv Sanayi A.S	412,165	2,802
* Turk Sise ve Cam Fabrikalari A.S	856,311	2,666
Aksigorta A.S	701,760	2,517
Hurriyet Azteccilik ve Matbaacillik A.S	1,091,127	2,517
Tofas Turk Otomobil Fabrikasi A.S	752,010	2,025
* Petkim Petrokimya Holding A.S	486,310	1,747
Is Gayrimenkul Yatirim Ortakligi A.S	897,876	1,569
Trakya Cam Sanayii A.S	602,719	1,467
Akcansa Cimento A.S	293,086	1,426
* Turk Hava Yollari Anonim Ortakligi	407,961	1,411
* Vestel Elektronik Sanayi ve Ticaret A.S	473,790	1,194
Cimsa Cemento Sanayi ve Ticaret A.S	219,057	1,116
Adana Cimento Sanayii T.A.S	190,370	1,098
* Aygaz A.S	433,250	994
Ulker Gida Sanayi ve Ticaret A.S	409,179	980
Alarko Holdings A.S	324,368	841
Dogus Otomotiv Servis ve Ticaret A.S	212,950	820
* Ihlas Holding A.S	1,791,825	763

		172,464

Total Common Stocks
(Cost $6,926,528)		9,514,986

Temporary Cash Investment (0.4%)

2 Vanguard Market Liquidity Fund, 5.276%
(Cost $42,731)	42,731,000	42,731

Total Investments (100.0%)
(Cost $6,969,259)		9,557,717

Other Assets and Liabilities—Net (0.0%)		(3,387)

Net Assets (100%)		9,554,330

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the value of this security represented 0.6% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR	- American Depositary Receipt.
GDR	- Global Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At July 31, 2006, the cost of investment securities for tax purposes was $6,970,824,000. Net unrealized appreciation of investment securities for tax purposes was $2,586,893,000, consisting of unrealized gains of $2,824,932,000 on securities that had risen in value since their purchase and $238,039,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund's fair value procedures, exchange rates may be adjusted if they change significantly before the fund's pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Swap Contracts: The fund invests a portion of its cash reserves in equity markets through the use of equity swap contracts. Investments in swap contracts increased the fund's equity investment in Taiwan to 14.9% and in China to 11.1%. After giving effect to swap investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and -0.1%, respectively, of net assets.

At July 31, 2006, the fund had the following open swap contracts:

Country/Referenced Stock	Counter - party[1]	Termination Date	Notional Amount ($000)	Floating Interest Rate Received (Paid)	Market Value ($000)	Unrealized Appreciation (Depreciation) ($000)

Taiwan
Silicone Precision Industries Co.	CGM	8/14/06	3,040	(1.87%)[2]	3,584	544
Chunghwa Picture Tubes, Ltd.	CGM	8/14/06	4,010	(1.37%)[2]	2,124	(1,886)
HannStar Display Corp.	CGM	8/14/06	953	(0.37%)[2]	429	(524)
Taiwan Cement Corp.	CGM	11/20/06	1,224	(1.62%)[2]	1,475	251
Taiwan Cement Corp.	CGM	11/20/06	1,478	(1.62%)[2]	1,822	344
Lite-On Technology Corp.	CGM	11/27/06	4,747	(2.87%)[2]	6,033	1,286
AU Optronics Corp.	CGM	11/28/06	4,951	(1.87%)[2]	6,047	1,096
Shin Kong	ML	6/27/07	7,754	(2.21%)[3]	7,798	44
China
Bank of China	ML	8/14/07	19,481	(1.50%)[3]	19,120	(361)

						794
[1]	CGM - Citigroup Global Market ML - Merrill Lynch
[2]	Based on one-month London Inter-Bank Offer-Rate (LIBOR). Each contract provides for the payment of interest based on LIBOR less a fixed interest rate spread. At July 31,2006 the spread was less than LIBOR resulting in net interest paid by the fund at the rate shown above.
[3]	Based on three-month London Inter-Bank Offer-Rate (LIBOR). Each contract provides for the payment of interest based on LIBOR less a fixed interest rate spread. At July 31,2006 the spread was less than LIBOR resulting in net interest paid by the fund at the rate shown above.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 19, 2006

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 19, 2006

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.